                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
   Certified Shareholder Report of Registered Management Investment Companies

                                    811-21235

                      (Investment Company Act File Number)

                     Federated Premier Municipal Income Fund
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 11/30/04

              Date of Reporting Period: Fiscal year ended 11/30/04

Item 1.     Reports to Stockholders

Federated
World-Class Investment Manager

Federated Investors' Closed-End Municipal Funds

Established 2002

2ND ANNUAL SHAREHOLDER REPORT

November 30, 2004

Federated Premier Municipal Income Fund
Federated Premier Intermediate Municipal Income Fund

FINANCIAL HIGHLIGHTS
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
LAST MEETING OF SHAREHOLDERS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND FUND OFFICERS
DIVIDEND REINVESTMENT PLAN
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Federated Premier Municipal Income Fund

(For a Common Share Outstanding Throughout Each Period)

	Year Ended 11/30/2004		Period Ended 11/30/2003	[1]
Net Asset Value, Beginning of Period	$14.56		$14.33
Income From Investment Operations:
Net investment income	1.13	[2]	0.98	[2]
Net realized and unrealized gain on investments, swap contracts and futures contracts	0.07		0.32
Distributions to preferred shareholders from net investment income	(0.10	) [3]	(0.08	) [3]
TOTAL FROM INVESTMENT OPERATIONS	1.10		1.22
Less Distributions to Common Shareholders:
From net investment income	(1.00)		(0.84)
Capital Charges With Respect to Issuance of:
Common shares	--		(0.03)
Preferred shares	--		(0.12)
TOTAL CAPITAL CHARGES	--		(0.15)
Net Asset Value, End of Period	$14.66		$14.56
Market Price, End of Period	$14.31		$14.25
Total Return at Net Asset Value [4]	8.05%		7.70%
Total Return at Market Price	7.76%		0.70%

Ratios to Average Net Assets:
Expenses [5]	0.85%		0.77	% [6]
Net investment income [7]	7.13%		6.68	% [6]
Expense waiver/reimbursement [8]	0.17%		0.12	% [6]
Supplemental Data:
Net assets, end of period (000 omitted)	$89,590		$88,951
Portfolio turnover	12%		54%

Asset Coverage Requirements for Investment Company Act of 1940 - Preferred Shares

	Total Amount Outstanding	Asset Coverage Per Share	Minimum Required Asset Coverage Per Share	Involuntary Liquidating Preference Per Share	Average Market Value Per Share
11/30/2004	$53,675,000	$66,728	$50,010	$25,005	$25,000
11/30/2003 [9]	$53,675,000	$66,430	$50,004	$25,002	$25,000

1 Reflects operations for the period from December 20, 2002 (date of initial public investment) to November 30, 2003.

2 Based on average shares outstanding.

3 The amounts shown are based on Common Share equivalents.

4 Total return does not reflect the sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 Ratios do not reflect the effect of dividend payments to preferred shareholders and any associated commission costs.

6 Computed on an annualized basis.

7 Ratios reflect reductions for dividend payments to preferred shareholders.

8 This expense decrease is reflected in both the expense and the net investment income ratios shown above.

9 On February 13, 2003, the Fund began offering Auction Market Preferred Shares.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Federated Premier Intermediate Municipal Income Fund

(For a Common Share Outstanding Throughout Each Period)

	Year Ended 11/30/2004		Period Ended 11/30/2003	[1]
Net Asset Value, Beginning of Period	$14.65		$14.33
Income From Investment Operations:
Net investment income	0.90	[2]	0.79	[2]
Net realized and unrealized gain (loss) on investments, swap contracts and futures contracts	(0.14)		0.40
Distributions to preferred shareholders from net investment income	(0.10	) [3]	(0.08	) [3]
TOTAL FROM INVESTMENT OPERATIONS	0.66		1.11
Less Distributions to Common Shareholders:
From net investment income	(0.78)		(0.64)
Capital Charges With Respect to Issuance of:
Common shares	--		(0.03)
Preferred shares	--		(0.12)
TOTAL CAPITAL CHARGES	--		(0.15)
Net Asset Value, End of Period	$14.53		$14.65
Market Price, End of Period	$13.50		$13.47
Total Return at Net Asset Value [4]	5.03%		7.05%
Total Return at Market Price	6.14%		(5.97)%

Ratios to Average Net Assets:
Expenses [5]	0.89%		0.80	% [6]
Net investment income [7]	5.51%		5.20	% [6]
Expense waiver/reimbursement [8]	0.07%		0.04	% [6]
Supplemental Data:
Net assets, end of period (000 omitted)	$100,908		$101,782
Portfolio turnover	11%		41%

Asset Coverage Requirements for Investment Company Act of 1940 - Preferred Shares

	Total Amount Outstanding	Asset Coverage Per Share	Minimum Required Asset Coverage Per Share	Involuntary Liquidating Preference Per Share	Average Market Value Per Share
11/30/2004	$61,025,000	$66,339	$50,016	$25,008	$25,000
11/30/2003 [9]	$61,025,000	$66,697	$50,008	$25,004	$25,000

1 Reflects operations for the period from December 20, 2002 (date of initial public investment) to November 30, 2003.

2 Based on average shares outstanding.

3 The amounts shown are based on Common Share equivalents.

4 Total return does not reflect the sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 Ratios do not reflect the effect of dividend payments to preferred shareholders and any associated commission costs.

6 Computed on an annualized basis.

7 Ratios reflect reductions for dividend payments to preferred shareholders.

8 This expense decrease is reflected in both the expense and the net investment income ratios shown above.

9 On February 13, 2003, the Fund began offering Auction Market Preferred Shares.

See Notes which are an integral part of the Financial Statements

Federated Premier Municipal Income Fund - Portfolio of Investments Summary Tables

At November 30, 2004, the Fund's credit quality ratings composition 1 was as follows:

S&P Long-Term Ratings as Percentage of Total Investments [2]		Moody's Long-Term Ratings as Percentage of Total Investments [2]
AAA	37.7%	Aaa	42.9%
AA	1.8%	Aa	0.0% [3]
A	5.7%	A	4.8%
BBB	21.0%	Baa	21.4%
BB	1.1%	Ba	0.0%
B	1.4%	B	1.0%
Not Rated by S&P	31.3%	Not Rated by Moody's	29.9%
TOTAL	100.0%	TOTAL	100.0%

At November 30, 2004, the Fund's top six sector exposures 4 were as follows:

Sector Composition	Percentage of Total Investments [2]
Insured	39.4%
Hospital	17.7%
Lifecare	9.0%
Special Tax	8.4%
Industrial Revenue	5.2%
Prerefunded	5.2%

1 These tables depict the long-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO). These credit-quality ratings are shown without regard to gradations within a given rating category. For example, securities rated "A-" have been included in the "A" rated category. Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category. Rated securities that have been prerefunded, but not rated again by the NRSRO, also have been included in the "Not rated by..." category.

Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the descriptions of credit-quality ratings in the Fund's Statement of Additional Information.

These tables depict the long-term, credit-quality ratings as assigned only by the NRSRO identified in each table. Of the portfolio's total net assets, 20.0% do not have long-term ratings by either of these NRSROs or by Fitch Ratings.

2 Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the portfolio of investments which follows.

3 Less than 0.01%.

4 Sector classifications, and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying borrower, as determined by the Fund's adviser. For securities that have been enhanced by a third-party, such as a guarantor, sector classifications are based upon the economic sector and/or revenue source of the third-party, as determined by the Fund's adviser. Securities that are insured by a bond insurer are assigned to the "Insured" sector. Prerefunded securities are those whose debt service is paid from escrowed funds, usually U.S. government securities.

Federated Premier Municipal Income Fund - Portfolio of Investments

November 30, 2004

Principal Amount			Credit Rating	[1]	Value
		MUNICIPAL BONDS--99.7%
		Alabama--1.6%
$2,000,000		Jefferson County, AL Sewer System, Capital Improvement Warrants (Series 2002D), 5.25% (U.S. Treasury PRF 8/1/2012 @ 100), 2/1/2026	AAA/Aaa/AAA		$2,242,820
		Arizona--2.2%
500,000		Arizona Tourism & Sports Authority, Multipurpose Stadium Facilities Tax Revenue Bonds (Series A), 5.00% (MBIA Insurance Corp. INS), 7/1/2024	NR/Aaa/AAA		517,805
1,000,000		Arizona Tourism & Sports Authority, Multipurpose Stadium Facility Tax Revenue Bonds (Series A), 5.375% (MBIA Insurance Corp. INS), 7/1/2022	NR/Aaa/AAA		1,079,070
750,000		Tempe, AZ IDA, Senior Living Revenue Bonds (Series A), 6.75% (Friendship Village of Tempe), 12/1/2030	NR		761,100
750,000		Verrado Community Facilities District No. 1, AZ, Revenue Bonds, 6.50%, 7/15/2027	NR		775,103
		TOTAL			3,133,078
		Arkansas--0.8%
1,000,000		Arkansas Development Finance Authority, Hospital Revenue Bonds (Series 2000), 7.375% (Washington Regional Medical Center)/(Original Issue Yield: 7.50%), 2/1/2029	BBB-/Baa3/BBB		1,090,490
		California--5.2%
1,000,000		California State Department of Water Resources Power Supply Program, Power Supply Revenue Bonds (Series A), 5.375% (Original Issue Yield: 5.48%), 5/1/2022	BBB+/A2/A-		1,063,960
2,000,000		California State, Refunding UT GO Bonds, 5.25%, 2/1/2020	A/A3/A-		2,127,480
1,000,000		California State, UT GO Bonds, 5.25%, 10/1/2020	A/A3/A-		1,061,550
250,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Revenue Bonds (Series 2003A-1), 6.75% (Original Issue Yield: 7.00%), 6/1/2039	BBB/Baa3/BBB		250,080
750,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Revenue Bonds (Series 2003A-2), 7.90%, 6/1/2042	BBB/Baa3/BBB		815,722
500,000		La Verne, CA, Revenue Certificates of Participation (Series 2003B), 6.625% (Brethren Hillcrest Homes)/(Original Issue Yield: 6.70%), 2/15/2025	BBB-/NR/NR		507,715
1,500,000		Upland, CA Public Financing Authority, Water System Improvement Lease Revenue Bonds (Issue of 2003), 5.00% (AMBAC INS), 10/1/2027	AAA/Aaa/AAA		1,529,415
		TOTAL			7,355,922
Principal Amount			Credit Rating	[1]	Value
		MUNICIPAL BONDS--continued
		Colorado--3.8%
$725,000		Antelope Heights Metropolitan District, CO, LT GO Bonds, 8.00%, 12/1/2023	NR		$725,739
1,000,000		Buckhorn Valley Metropolitan District No. 2, CO, LT GO Bonds, 7.00%, 12/1/2023	NR		1,000,990
500,000		Colorado Educational & Cultural Facilities Authority, Revenue Refunding Bonds (Series A), 7.00% (Denver Academy)/(Original Issue Yield: 7.25%), 11/1/2023	BB+/NR/NR		501,535
1,000,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2002A), 6.125% (Covenant Retirement Communities, Inc.)/(Original Issue Yield: 6.40%), 12/1/2033	BBB+/NR/BBB+		1,044,270
500,000		Conservatory Metropolitan District, CO, LT GO Bonds, 7.55%, 12/1/2032	NR		514,865
1,000,000		Denver, CO Health & Hospital Authority, Revenue Bonds, 6.25% (Original Issue Yield: 6.28%), 12/1/2033	BBB/Baa3/NR		1,065,430
500,000		Southlands, CO Metropolitan District No. 1, LT GO Bonds (Series 2004), 7.00% (Original Issue Yield: 7.05%), 12/1/2024	NR		497,605
		TOTAL			5,350,434
		Connecticut--2.4%
1,250,000		Connecticut State Development Authority, First Mortgage Gross Revenue Health Care Project Bonds (Series 2003), 5.85% (Elim Park Baptist Home, Inc.)/ (Original Issue Yield: 5.98%), 12/1/2033	BBB+/NR/NR		1,280,113
2,000,000		Connecticut State Transportation Infrastructure Authority, Transportation Infrastructure Special Tax Revenue Bonds (Series 2002B), 5.00% (AMBAC INS), 12/1/2022	AAA/Aaa/AAA		2,085,000
		TOTAL			3,365,113
		District of Columbia--1.7%
2,500,000		District of Columbia Tobacco Settlement Financing Corp., Asset Backed Revenue Bonds, 6.50% (Original Issue Yield: 6.67%), 5/15/2033	BBB/Baa3/BBB		2,412,125
		Florida--7.4%
600,000		Broward County, FL Educational Facilities Authority, Educational Facilities Revenue Bonds (Series 2004B), 5.60% (Nova Southeastern University)/(Original Issue Yield: 5.625%), 4/1/2029	BBB/Baa2/BBB+		614,136
1,000,000	[2,3]	Capital Trust Agency, FL, Revenue Bonds (Series 2001), 10.00% (Seminole Tribe of Florida Convention and Resort Hotel Facilities), 10/1/2033	NR		1,226,020
Principal Amount			Credit Rating	[1]	Value
		MUNICIPAL BONDS--continued
		Florida--continued
$400,000	[2,3]	Capital Trust Agency, FL, Revenue Bonds (Series 2003A), 8.95% (Seminole Tribe of Florida Convention and Resort Hotel Facilities), 10/1/2033	NR		$468,132
1,490,000		Citrus County, FL Hospital Board, Revenue Refunding Bonds, 6.375% (Citrus Memorial Hospital)/(Original Issue Yield: 6.50%), 8/15/2032	NR/Baa3/BBB		1,554,904
1,320,000		Harbor Bay, FL Community Development District, Special Assessment Revenue Bonds, 6.75%, 5/1/2034	NR		1,409,456
2,000,000		Jacksonville, FL Sales Tax, Revenue Bonds (Series 2003), 5.00% (MBIA Insurance Corp. INS), 10/1/2024	AAA/Aaa/AAA		2,071,380
400,000		Midtown Miami, FL Community Development District, Special Assessment Bonds (Series 2004A), 6.00%, 5/1/2024	NR		411,716
400,000		Orlando, FL Urban Community Development District, Capital Improvement Revenue Bonds, 6.25%, 5/1/2034	NR		410,288
1,000,000		South Lake County, FL Hospital District, Revenue Bonds, 6.625% (South Lake Hospital, Inc.), 10/1/2023	NR/Baa3/BBB-		1,052,570
1,190,000		Verandah West, FL Community Development District, Capital Improvement Revenue Bonds (Series 2003A), 6.625% (Original Issue Yield: 6.75%), 5/1/2033	NR		1,240,682
		TOTAL			10,459,284
		Georgia--0.4%
500,000		Athens, GA Housing Authority, Lease Revenue Bonds, 5.25% (University of Georgia-East Campus)/ (AMBAC INS), 12/1/2023	NR/Aaa/AAA		529,275
		Hawaii--1.0%
1,400,000		Hawaii State Department of Budget & Finance, Special Purpose Revenue Bonds (Series A), 8.00% (Kahala Nui)/(Original Issue Yield: 8.175%), 11/15/2033	NR		1,486,884
		Illinois--4.0%
1,000,000		Antioch Village, IL Special Service Area No. 1, Special Tax Revenue Bonds, 6.625% (Deercrest Project), 3/1/2033	NR		993,550
2,500,000		Chicago, IL Sales Tax, Revenue Bonds, 5.25% (FGIC INS)/(Original Issue Yield: 5.385%), 1/1/2028	AAA/Aaa/AAA		2,577,025
1,000,000		Chicago, IL Special Assessment, Improvement Revenue Bonds, 6.75% (Lakeshore East Project)/(Original Issue Yield: 6.769%), 12/1/2032	NR		1,033,770
1,000,000		Illinois Educational Facilities Authority, Revenue Refunding Bonds (Series A), 5.70% (Augustana College)/(Original Issue Yield: 5.90%), 10/1/2032	NR/Baa1/ NR		1,021,510
		TOTAL			5,625,855
Principal Amount			Credit Rating	[1]	Value
		MUNICIPAL BONDS--continued
		Kansas--2.2%
$3,000,000		Wichita, KS Water & Sewer Utility, Revenue Bonds (Series 2003), 5.00% (FGIC INS), 10/1/2021	AAA/Aaa/AAA		$3,156,240
		Kentucky--1.1%
1,500,000		Kentucky EDFA, Revenue Bonds (Series 2000A), 6.625% (Norton Healthcare, Inc.)/(Original Issue Yield: 6.97%), 10/1/2028	NR/ NR/BBB+		1,607,775
		Massachusetts--3.4%
1,500,000		Commonwealth of Massachusetts, General Obligation Ltd, 5.25% (U.S. Treasury PRF 1/1/2013 @ 100), 1/1/2022	AAA/Aaa/AAA		1,661,715
2,000,000		Massachusetts Development Finance Agency, Revenue Bonds, 5.75% (Massachusetts College of Pharmacy & Allied Health Sciences), 7/1/2033	BBB/NR/NR		2,064,280
1,000,000		Massachusetts HEFA, Revenue Bonds (Series 2003E), 6.75% (Jordan Hospital)/(Original Issue Yield: 7.00%), 10/1/2033	BBB-/NR/NR		1,050,400
		TOTAL			4,776,395
		Michigan--4.6%
2,000,000		Cornell Township MI, Economic Development Corp., Refunding Revenue Bonds, 5.875% (MeadWestvaco Corp.), 5/1/2018	BBB/Baa2/NR		2,136,780
1,000,000		Detroit, MI Sewage Disposal System, Refunding Senior Lien Revenue Bonds (Series 2003A), 5.00% (FSA INS), 7/1/2024	AAA/Aaa/AAA		1,031,290
2,375,000		Melvindale-Northern Allen Park, MI School District, Building & Site LT GO Bonds, 5.00% (FSA LOC), 5/1/2023	AAA/Aaa/AAA		2,462,091
900,000		West Bloomfield, MI School District, School Building & Site UT GO Bonds, 5.125% (MBIA Insurance Corp. INS)/ (Original Issue Yield: 5.35%), 5/1/2021	AAA/Aaa/AAA		950,796
		TOTAL			6,580,957
		Minnesota--0.7%
900,000		St. Paul, MN Port Authority, Hotel Facility Revenue Bonds (Series 2), 7.375% (Radisson Kellogg Project)/ (Original Issue Yield: 7.50%), 8/1/2029	NR		938,259
		Mississippi--1.7%
2,000,000		Lowndes County, MS Solid Waste Disposal, Refunding PCR Bonds (Series 1992B), 6.70% (Weyerhaeuser Co.), 4/1/2022	BBB/Baa2/NR		2,358,820
		Missouri--0.4%
500,000		Missouri Development Finance Board, Infrastructure Facilities Bonds (Series 2003A), 5.50% (Branson, MO)/ (Original Issue Yield: 5.56%), 12/1/2032	BBB+/Baa1/NR		511,195
Principal Amount			Credit Rating	[1]	Value
		MUNICIPAL BONDS--continued
		Nevada--2.4%
$700,000		Las Vegas, NV Special Improvement District No. 607, Local Improvement Special Assessment Bonds (Series 2004), 6.25% (Original Issue Yield: 6.285%), 6/1/2024	NR		$722,036
650,000		North Las Vegas, NV Special Improvement District No. 60, Local Improvement Special Assessment Bonds (Series 2002), 6.40% (Aliante), 12/1/2022	NR		659,172
2,000,000		Truckee Meadows, NV Water Authority, Water Revenue Bonds (Series 2001A), 5.00% (FSA INS)/(Original Issue Yield: 5.36%), 7/1/2025	AAA/Aaa/AAA		2,039,800
		TOTAL			3,421,008
		New Hampshire--2.4%
3,000,000		Manchester, NH School Facilities, Revenue Bonds, 5.50% (U.S. Treasury PRF 6/1/2013@100), 6/1/2028	AAA/Aaa/AAA		3,424,950
		New Jersey--1.7%
500,000		New Jersey EDA, Revenue Bonds, (Series 2004), 5.75% (NJ Dedicated Cigarette Excise Tax)/(Original Issue Yield: 5.89%), 6/15/2029	BBB/Baa2/BBB		511,220
300,000		New Jersey EDA, Revenue Refunding Bonds (Series A), 5.80% (Winchester Gardens at Ward Homestead)/ (Original Issue Yield: 5.82%), 11/1/2031	NR/NR/BBB-		305,394
600,000		New Jersey Health Care Facilities Financing Authority, Revenue Bonds, 6.50% (Pascack Valley Hospital Association)/(Original Issue Yield: 6.72%), 7/1/2023	B+/NR/BB		572,616
1,000,000		New Jersey State Educational Facilities Authority, Revenue Bonds, Project C, 6.50% (Georgian Court College), 7/1/2033	BBB+/Baa1/NR		1,101,050
		TOTAL			2,490,280
		New Mexico--0.5%
750,000	[2,3]	Jicarilla, NM Apache Nation, Revenue Bonds, 5.50%, 9/1/2023	NR/NR/AAA		791,348
		New York--4.8%
750,000		Dutchess County, NY IDA, Civic Facility Revenue Bonds (Series 2004B), 7.50% (St. Francis Hospital and Health Centers), 3/1/2029	NR		740,715
750,000		Dutchess County, NY IDA, Revenue Bonds, 5.00% (Marist College)/(Original Issue Yield: 5.25%), 7/1/2022	NR/Baa1/NR		766,515
3,000,000		Metropolitan Transportation Authority, NY, Service Contract Revenue Refunding Bonds, (Series A), 5.00% (FGIC INS)/(Original Issue Yield: 5.14%), 7/1/2022	AAA/Aaa/AAA		3,127,680
2,000,000		New York State Dormitory Authority, Revenue Bonds (Series 2003A), 5.50% (Brooklyn Law School)/(Radian Asset Assurance INS), 7/1/2019	AA /NR/NR		2,180,460
		TOTAL			6,815,370
Principal Amount			Credit Rating	[1]	Value
		MUNICIPAL BONDS--continued
		North Carolina--3.5%
$1,000,000		Appalachian State University, NC, Revenue Bonds, (Series 2003A), 5.125% (FGIC INS), 5/1/2021	NR/Aaa/AAA		$1,060,410
1,000,000		Haywood County, NC Industrial Facilities & Pollution Control Financing Authority, Refunding Revenue Bonds, 6.00% (Champion International Corp.), 3/1/2020	NR/Baa2/NR		1,044,860
1,000,000		North Carolina Eastern Municipal Power Agency, Power System Refunding Revenue Bonds (Series 2003C), 5.375% (Original Issue Yield: 5.57%), 1/1/2017	BBB/Baa2/BBB+		1,056,290
800,000		North Carolina Medical Care Commission, Health Care Housing Revenue Bonds (Series 2004A), 5.80% (Arc of North Carolina Projects), 10/1/2034	NR/Baa1/NR		792,976
1,000,000		North Carolina Municipal Power Agency No. 1, Electric Revenue Bonds (Series 2003A), 5.25% (MBIA Insurance Corp. INS), 1/1/2019	AAA/Aaa/AAA		1,072,390
		TOTAL			5,026,926
		North Dakota--3.0%
2,000,000		Fargo, ND, Health System Revenue Bonds (Series 2000A), 5.60% (Meritcare Obligated Group)/ (FSA INS)/(Original Issue Yield: 5.70%), 6/1/2021	AAA/Aaa/NR		2,176,360
2,000,000		Ward County, ND Health Care Facility, Revenue Bonds (Series A), 6.25% (Trinity Obligated Group, ND)/(Original Issue Yield: 6.375%), 7/1/2026	BBB+/NR/NR		2,056,700
		TOTAL			4,233,060
		Ohio--0.7%
1,000,000		Ohio State Air Quality Development Authority, PCR Refunding Bonds (Series 2002A), 6.00% (Cleveland Electric Illuminating Co.), 12/1/2013	BB+/Baa3/BBB-		1,053,150
		Pennsylvania--3.1%
1,165,000		Allegheny County, PA HDA, Health System Revenue Bonds (Series 2000B), 9.25% (West Penn Allegheny Health System)/(Original Issue Yield: 9.70%), 11/15/2030	B/B1/B+		1,350,223
200,000		Allegheny County, PA HDA, Revenue Bonds, (Series A), 8.75% (Covenant at South Hills)/(Original Issue Yield: 8.80%), 2/1/2031	NR		150,796
1,295,000		Cumberland County, PA Municipal Authority, Retirement Community Revenue Bonds (Series 2002A), 7.25% (Wesley Affiliated Services, Inc. Obligated Group)/(Original Issue Yield: 7.50%), 1/1/2035	NR		1,346,437
500,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, (Series A), 6.00% (UPMC Health System)/(Original Issue Yield: 6.16%), 1/15/2031	A+/NR/A		532,075
1,000,000		Pennsylvania State Turnpike Commission, Oil Franchise Tax Revenue Bonds (Series 2003A), 5.25% (MBIA Insurance Corp. INS), 12/1/2023	AAA/Aaa/AAA		1,068,370
		TOTAL			4,447,901
Principal Amount			Credit Rating	[1]	Value
		MUNICIPAL BONDS--continued
		South Carolina--5.5%
$1,000,000		Clemson University, SC, University Revenue Bonds, 5.00% (XL Capital Assurance Inc. INS), 5/1/2023	AAA/Aaa/AAA		$1,034,510
1,940,000		Myrtle Beach, SC, Hospitality Fee Revenue Bonds (Series 2004A), 5.375% (FGIC INS), 6/1/2023	AAA/Aaa/NR		2,089,516
2,500,000		South Carolina Jobs-EDA, Health System Revenue Bonds (Series A), 5.625% (Bon Secours Health System)/(Original Issue Yield: 5.84%), 11/15/2030	A-/A3/A-		2,559,475
2,000,000		South Carolina State Public Service Authority, Refunding Revenue Bonds (Series 2002D), 5.00% (Santee Cooper)/ (FSA INS), 1/1/2020	AAA/Aaa/AAA		2,105,160
		TOTAL			7,788,661
		South Dakota--1.3%
1,750,000		South Dakota State Health & Educational Authority, Revenue Bonds, 5.65% (Westhills Village Retirement Community)/(Original Issue Yield: 5.75%), 9/1/2023	A-/NR/NR		1,801,188
		Tennessee--3.8%
2,000,000		Johnson City, TN Health & Education Facilities Board, Hospital Revenue Refunding Bonds (Series A), 7.50% (Mountain States Health Alliance), 7/1/2025	BBB+/Baa2/BBB-		2,371,120
1,535,000		Knox County, TN Health Education & Housing Facilities Board, Refunding Improvement Revenue Bonds (Series 2003B), 5.75% (East Tennessee Children's Hospital)/(Original Issue Yield: 5.90%), 7/1/2033	BBB+/Baa1/ NR		1,575,156
1,500,000		Knox County, TN Health Education & Housing Facilities Board, Revenue Bonds, 6.375% (Baptist Health System of East Tennessee)/(Original Issue Yield: 6.50%), 4/15/2022	NR/Baa3/NR		1,510,200
		TOTAL			5,456,476
		Texas--10.1%
1,200,000		Abilene, TX Health Facilites Development Corp., Retirement Facilities Revenue Bonds (Series 2003A), 7.00% (Sears Methodist Retirement)/(Original Issue Yield: 7.25%), 11/15/2033	NR		1,237,224
700,000		Decatur, TX Hospital Authority, Hospital Revenue Bonds (Series 2004A), 7.125% (Wise Regional Health System), 9/1/2034	NR		709,506
2,500,000		Houston, TX Combined Utility System, First Lien Revenue Refunding Bonds (Series 2004A), 5.25% (FGIC INS), 5/15/2023	AAA/Aaa/AAA		2,663,925
200,000		Matagorda County, TX Navigation District Number One, Collateralized Refunding Revenue Bonds, 5.60% (Centerpoint Energy Houston Electric), 3/1/2027	BBB/Baa2/BBB		204,712
Principal Amount			Credit Rating	[1]	Value
		MUNICIPAL BONDS--continued
		Texas--continued
$4,000,000		North Central Texas HFDC, Hospital Revenue Refunding Bonds (Series 2002), 5.25% (Children's Medical Center of Dallas)/(AMBAC INS)/(Original Issue Yield: 5.35%), 8/15/2022	AAA/Aaa/AAA		$4,205,080
1,350,000		North Central Texas HFDC, Retirement Facility Revenue Bonds (Series 1999), 7.50% (Northwest Senior Housing Corp. Edgemere Project)/(Original Issue Yield: 7.75%), 11/15/2029	NR		1,435,023
1,050,000		Sabine River Authority, TX, PCR Refunding Bonds (Series 2003B), 6.15% (TXU Energy), 8/1/2022	BBB/Baa2/BBB		1,134,326
335,000		Sabine River Authority, TX, Refunding PCR Bonds (Series 2003A), 5.80% (TXU Energy), 7/1/2022	BBB/Baa2/NR		356,376
1,300,000		Texas State University System, Refunding Revenue Bonds, 5.00% (FSA INS), 3/15/2020	AAA/Aaa/AAA		1,356,771
1,000,000		Tyler, TX Health Facilities Development Corp., Hospital Revenue Bonds, 5.75% (Mother Frances Hospital)/ (Original Issue Yield: 5.84%), 7/1/2027	NR/Baa1/BBB+		1,028,580
		TOTAL			14,331,523
		Virginia--3.4%
1,000,000		Broad Street Community Development Authority, VA, Revenue Bonds, 7.50% (Original Issue Yield: 7.625%), 6/1/2033	NR		987,830
1,280,000		Hampton, VA Convention Center, Revenue Bonds, 5.125% (AMBAC INS), 1/15/2028	AAA/Aaa/AAA		1,319,104
1,400,000		Peninsula Port Authority, VA, Residential Care Facility Revenue Bonds (Series 2003A), 7.375% (Virginia Baptist Homes Obligated Group)/(Original Issue Yield: 7.625%), 12/1/2032	NR		1,468,894
1,000,000		Virginia Peninsula Port Authority, Coal Terminal Revenue Refunding Bonds (Series 2003), 6.00% (Brinks Co. (The)), 4/1/2033	BBB/Baa3/NR		1,033,610
		TOTAL			4,809,438
Principal Amount			Credit Rating	[1]	Value
		MUNICIPAL BONDS--continued
		Washington--5.0%
$1,000,000		Everett, WA, LT GO Refunding Bonds, 5.00% (MBIA Insurance Corp. INS), 12/1/2020	NR/Aaa/AAA		$1,047,320
1,910,000		King County, WA Public Hospital District No. 1, Refunding LT GO Bonds, 5.00% (FSA INS)/ (Original Issue Yield: 5.17%), 12/1/2021	AAA/Aaa/AAA		1,984,834
2,000,000		Washington State, UT GO Bonds (Series 2002B), 5.00% (FSA INS)/(Original Issue Yield: 5.05%), 1/1/2021	AAA/Aaa/AAA		2,077,860
2,000,000		Washington State, Various Purpose UT GO Bonds (Series 2002A), 5.00% (FSA INS)/(Original Issue Yield: 5.09%), 7/1/2022	AAA/Aaa/AAA		2,066,160
		TOTAL			7,176,174
		Wisconsin--3.9%
3,000,000		Wisconsin State HEFA, Health Facilities Revenue Bonds (Series A), 5.25% (Ministry Health Care)/ (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.38%), 2/15/2032	AAA/Aaa/AAA		3,082,290
160,000		Wisconsin State HEFA, Revenue Bonds (Series 2004), 5.75% (Blood Center of Southeastern Wisconsin, Inc.)/(Original Issue Yield: 5.82%), 6/1/2034	BBB+/NR/NR		166,107
250,000		Wisconsin State HEFA, Revenue Bonds (Series 2004A), 6.25% (Southwest Health Center)/(Original Issue Yield: 6.32%), 4/1/2034	NR		242,720
500,000		Wisconsin State HEFA, Revenue Bonds, 6.50% (Tomah Memorial Hospital, Inc.)/(Original Issue Yield: 6.75%), 7/1/2023	NR		510,805
500,000		Wisconsin State HEFA, Revenue Bonds, 6.625% (Tomah Memorial Hospital, Inc.)/(Original Issue Yield: 6.875%), 7/1/2028	NR		510,215
1,000,000		Wisconsin State HEFA, Revenue Bonds, 7.25% (Community Memorial Hospital)/(Original Issue Yield: 7.45%), 1/15/2033	NR		1,009,900
		TOTAL			5,522,037
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $136,135,590)			141,570,411
Principal Amount			Credit Rating	[1]	Value
		SHORT-TERM MUNICIPALS--0.3%
		Texas--0.3%
$400,000		Harris County, TX HFDC, (Series 2002) Daily VRDNs (Methodist Hospital, Harris County, TX) (AT AMORTIZED COST)	AA/NR/NR		$400,000
		TOTAL INVESTMENTS--100% (IDENTIFIED COST $136,535,589) [4]			141,970,411
		OTHER ASSETS AND LIABILITIES--NET			1,294,997
		LIQUIDATION VALUE OF AUCTION PREFERRED SHARES			(53,675,000)
		TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS			$89,590,408

At November 30, 2004, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).

1 Current credit ratings provided by Standard & Poor's, Moody's Investors Service, and Fitch Ratings, respectively, are unaudited.

2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At November 30, 2004, these securities amounted to $2,485,500 which represents 1.8% of total market value.

3 Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the Fund's Board of Trustees. At November 30, 2004, these securities amounted to $2,485,500 which represents 1.8% of total market value.

4 The cost of investments for federal tax purposes amounts to $136,535,345.

Note: The categories of investments are shown as a percentage of total market value at November 30, 2004.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
EDA	--Economic Development Authority
EDFA	--Economic Development Financing Authority
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GO	--General Obligation
HDA	--Hospital Development Authority
HEFA	--Health and Education Facilities Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
INS	--Insured
LOC	--Letter of Credit
LT	--Limited Tax
PCR	--Pollution Control Revenue
PRF	--Prerefunded
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Federated Premier Intermediate Municipal Income Fund- Portfolio of Investments Summary Tables

At November 30, 2004, the Fund's credit quality ratings composition 1 was as follows:

S&P Long-Term Ratings as Percentage of Total Investments [2]		Moody's Long-Term Ratings as Percentage of Total Investment [2]
AAA	40.1%	Aaa	45.9%
AA	4.2%	Aa	2.3%
A	6.1%	A	5.0%
BBB	15.8%	Baa	18.3%
BB	3.7%	Ba	1.5%
B	1.6%	B	1.0%
Not Rated by S&P	28.5%	Not Rated by Moody's	26.0%
TOTAL	100.0%	TOTAL	100.0%

At November 30, 2004, the Fund's top six sector exposures 3 were as follows:

Sector Composition	Percentage of Total Investments [2]
Insured	45.6%
Hospital	11.4%
Special Tax	8.3%
Lifecare	7.9%
General Obligation	6.1%
Electric and Gas	5.9%

1 These tables depict the long-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO). These credit-quality ratings are shown without regard to gradations within a given rating category. For example, securities rated "A-" have been included in the "A" rated category. Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category. Rated securities that have been prerefunded, but not rated again by the NRSRO, also have been included in the "Not rated by..." category.

Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the descriptions of credit-quality ratings in the Fund's Statement of Additional Information.

These tables depict the long-term, credit-quality ratings as assigned only by the NRSRO identified in each table. Of the portfolio's total net assets, 19.1% do not have long-term ratings by either of these NRSROs or by Fitch Ratings.

2 Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the portfolio of investments which follows.

3 Sector classifications, and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying borrower, as determined by the Fund's adviser. For securities that have been enhanced by a third-party, such as a guarantor, sector classifications are based upon the economic sector and/or revenue source of the third-party, as determined by the Fund's adviser. Securities that are insured by a bond insurer are assigned to the "Insured" sector.

Federated Premier Intermediate Municipal Income Fund - Portfolio of Investments

November 30, 2004

Principal Amount			Credit Rating	[1]	Value
		MUNICIPAL BONDS--99.9%
		Alaska--2.6%
$3,815,000		Alaska State Housing Finance Corp., State Capitalization Project Revenue Bonds, (Series A), 5.00% (MBIA Insurance Corp. INS), 7/1/2011	AAA/Aaa/AAA		$4,192,456
		Arizona--1.6%
1,000,000		Arizona Tourism & Sports Authority, Multipurpose Stadium Facility Tax Revenue Bonds (Series A), 5.00% (MBIA Insurance Corp. INS), 7/1/2010	NR/Aaa/AAA		1,095,940
1,500,000		Verrado Community Facilities District No. 1, AZ, Revenue Bonds, 6.15%, 7/15/2017	NR		1,527,480
		TOTAL			2,623,420
		Arkansas--0.7%
1,000,000		Arkansas Development Finance Authority, Revenue Bonds, 7.25% (Washington Regional Medical Center)/(Original Issue Yield: 7.40%), 2/1/2020	BBB-/Baa3/BBB		1,101,910
		California--8.8%
1,250,000		California Educational Facilities Authority, Revenue Bonds (Series 2000A), 6.75% (Fresno Pacific University), 3/1/2019	NR/Baa3/NR		1,375,587
570,000		California Health Facilities Financing Authority, Health Facility Revenue Bonds (Series 2004I), 4.95% TOBs (Catholic Healthcare West), Mandatory Tender 7/1/2014, maturity 7/1/2026	BBB+/Baa1/A-		590,896
4,000,000		California State, Refunding UT GO Bonds, 5.25%, 2/1/2014	A/A3/A-		4,377,960
2,000,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Revenue Bonds (Series 2003A-1), 6.25% (Original Issue Yield: 6.55%), 6/1/2033	BBB/Baa3/BBB		1,950,680
2,000,000		Oakland, CA Redevelopment Agency, Tax Allocation Bonds, 5.00% (FGIC INS), 9/1/2010	AAA/Aaa/AAA		2,198,160
1,855,000		San Francisco, CA City & County Airport Commission, Revenue Refunding Bonds (Second Series-Issue 29B), 5.00% (FGIC INS), 5/1/2012	AAA/Aaa/AAA		2,038,571
1,500,000		San Francisco, CA City & County Airport Commission, Revenue Refunding Bonds (Second Series-Issue 29B), 5.25% (FGIC INS), 5/1/2013	AAA/Aaa/AAA		1,673,955
		TOTAL			14,205,809
Principal Amount			Credit Rating	[1]	Value
		MUNICIPAL BONDS--continued
		Colorado--3.3%
$725,000		Antelope Heights Metropolitan District, CO, LT GO Bonds, 8.00%, 12/1/2023	NR		$725,739
500,000		Buckhorn Valley Metropolitan District No. 2, CO, LT GO Bonds, 7.00%, 12/1/2023	NR		500,495
500,000		Colorado Educational & Cultural Facilities Authority, Revenue Refunding Bonds (Series A), 6.25% (Denver Academy)/(Original Issue Yield: 6.50%), 11/1/2013	BB+/NR/NR		501,150
865,000		Conservatory Metropolitan District, CO, LT GO Bonds, 7.40%, 12/1/2016	NR		901,010
1,855,000		Denver, CO City & County Airport Authority, Airport Revenue Bonds, (Series E), 6.00% (MBIA Insurance Corp. INS), 11/15/2011	AAA/Aaa/AAA		2,134,604
500,000		Southlands, CO Metropolitan District No. 1, LT GO Bonds (Series 2004), 7.00% (Original Issue Yield: 7.05%), 12/1/2024	NR		497,605
		TOTAL			5,260,603
		Connecticut--0.5%
750,000		Connecticut State Development Authority, First Mortgage Gross Revenue Health Care Project Bonds (Series 2003), 5.75% (Elim Park Baptist Home, Inc.)/(Original Issue Yield: 5.90%), 12/1/2023	BBB+/NR/NR		775,867
		Delaware--0.7%
1,000,000		Delaware Health Facilities Authority, Revenue Bonds, 4.00% (Christiana Care Health Services)/ (AMBAC INS), 10/1/2007	AAA/Aaa/AAA		1,039,260
		District of Columbia--1.4%
2,000,000		District of Columbia, Refunding UT GO (Series 2002C), 5.25% (XL Capital Assurance Inc. INS), 6/1/2010	AAA/Aaa/AAA		2,196,160
		Florida--5.6%
1,000,000	[2,3]	Capital Trust Agency, FL, Revenue Bonds (Series 2001), 10.00% (Seminole Tribe of Florida Convention and Resort Hotel Facilities), 10/1/2033	NR		1,226,020
600,000	[2,3]	Capital Trust Agency, FL, Revenue Bonds (Series 2003A), 8.95% (Seminole Tribe of Florida Convention and Resort Hotel Facilities), 10/1/2033	NR		702,198
300,000		Concorde Estates, FL Community Development District, Revenue Bonds (Series 2004B), 5.00% (Original Issue Yield: 5.10%), 5/1/2011	NR		299,580
800,000		Fishhawk Community Development District II, Special Assessment Revenue Bonds (Series 2004B), 5.125% (Original Issue Yield: 5.20%), 11/1/2009	NR		810,960
Principal Amount			Credit Rating	[1]	Value
		MUNICIPAL BONDS--continued
		Florida--continued
$840,000		Gateway Services, FL Community Development District, Special Assessment Bonds (Series 2003B), 5.50% (Original Issue Yield: 5.65%), 5/1/2010	NR		$849,593
1,020,000		Heritage Harbour South Community Development District, FL, Capital Improvement Revenue Bonds (Series 2002B), 5.40% (Original Issue Yield: 5.50%), 11/1/2008	NR		1,028,823
750,000		Miami Beach, FL Health Facilities Authority, Hospital Revenue Bonds (Series 2001A), 6.70% (Mt. Sinai Medical Center, FL)/(Original Issue Yield: 6.80%), 11/15/2019	BB/Ba2/BB		784,837
400,000		Midtown Miami, FL Community Development District, Special Assessment Bonds (Series 2004A), 6.00%, 5/1/2024	NR		411,716
500,000		Orlando, FL Urban Community Development District, Capital Improvement Revenue Bonds, 6.00%, 5/1/2020	NR		507,905
1,960,000		Palm Beach County, FL Health Facilities Authority, Revenue Bonds, 5.625% (Adult Communities Total Services, Inc.)/(Original Issue Yield: 5.889%), 11/15/2020	BBB+/NR/BBB+		2,006,138
380,000		Plantation, FL, Refunding & Improvement Projects Revenue Bonds, 5.00% (FSA INS), 8/15/2020	NR/Aaa/AAA		401,816
		TOTAL			9,029,586
		Georgia--1.9%
750,000		Fulton County, GA Residential Care Facilities, Revenue Bonds (Series 2004A), 6.00% (Canterbury Court), 2/15/2022	NR		753,735
2,115,000		Municipal Electric Authority of Georgia, Revenue Bonds (Series 2002A), 5.25% (MBIA Insurance Corp. INS), 11/1/2015	AAA/Aaa/AAA		2,320,536
		TOTAL			3,074,271
		Hawaii--1.0%
1,550,000		Hawaii State Department of Budget & Finance, Special Purpose Revenue Bonds (Series A), 7.00% (Kahala Nui)/(Original Issue Yield: 7.00%), 11/15/2012	NR		1,612,325
		Illinois--3.2%
1,000,000		Chicago, IL Board of Education, UT GO Bonds (Series 2003A), 5.25% (MBIA Insurance Corp. INS), 12/1/2012	AAA/Aaa/AAA		1,113,260
1,790,000		Chicago, IL O'Hare International Airport, Second Lien Passenger Facilities Revenue Bonds (Series B), 5.50% (AMBAC INS), 1/1/2015	AAA/Aaa/AAA		1,972,437
1,000,000		Chicago, IL Special Assessment, Improvement Bonds (Series 2002), 6.626% (Lakeshore East Project)/ (Original Issue Yield: 6.637%), 12/1/2022	NR		1,035,470
Principal Amount			Credit Rating	[1]	Value
		MUNICIPAL BONDS--continued
		Illinois--continued
$1,000,000		Illinois Educational Facilities Authority, Revenue Refunding Bonds (Series A), 5.00% (Augustana College)/(Original Issue Yield: 5.05%), 10/1/2014	NR/Baa1/NR		$1,045,080
		TOTAL			5,166,247
		Iowa--0.3%
500,000		Scott County, IA, Revenue Refunding Bonds (Series 2004), 5.625% (Ridgecrest Village), 11/15/2018	NR/NR/BBB-		511,075
		Kansas--1.4%
2,000,000		Wichita, KS Water & Sewer Utility, Revenue Bonds (Series 2003), 5.00% (FGIC INS), 10/1/2011	AAA/Aaa/AAA		2,205,180
		Kentucky--1.4%
2,000,000		Kentucky EDFA, Revenue Bonds (Series A), 6.25% (Norton Healthcare, Inc.)/(Original Issue Yield: 6.45%), 10/1/2012	NR/NR/BBB+		2,170,340
		Louisiana--3.1%
1,535,000		Louisiana Local Government Environmental Facilities Community Development Authority, Revenue Bonds, 5.375% (BRCC Facilities Corp.)/(MBIA Insurance Corp. INS), 12/1/2014	AAA/Aaa/AAA		1,709,668
1,630,000		Louisiana Local Government Environmental Facilities Community Development Authority, Revenue Bonds, 5.375% (BRCC Facilities Corp.)/(MBIA Insurance Corp. INS), 12/1/2015	AAA/Aaa/AAA		1,804,296
1,500,000		West Feliciana Parish, LA, PCR Bonds, 7.00% (Entergy Gulf States, Inc.), 11/1/2015	BB+/Ba1/NR		1,540,110
		TOTAL			5,054,074
		Massachusetts--3.9%
2,500,000		Commonwealth of Massachusetts, LT GO Bonds (Series C), 5.50% (FSA INS), 11/1/2010	AAA/Aaa/AAA		2,806,475
1,000,000		Commonwealth of Massachusetts, Refunding LT GO Bonds (Series 1997A), 5.75% (FGIC INS), 8/1/2008	AAA/Aaa/AAA		1,107,120
2,105,000		Massachusetts Municipal Wholesale Electric Co., Power Supply System Revenue Bonds (Nuclear Project 3-A), 5.00% (MBIA Insurance Corp. INS), 7/1/2011	AAA/Aaa/AAA		2,302,828
		TOTAL			6,216,423
		Michigan--3.0%
2,000,000		Cornell Township MI, Economic Development Corp., Refunding Revenue Bonds, 5.875% (MeadWestvaco Corp.), 5/1/2018	BBB/Baa2/NR		2,136,780
500,000		Gaylord, MI Hospital Finance Authority, Hospital Revenue Refunding Bonds (Series 2004), 6.20% (Otsego Memorial Hospital Obligated Group)/(Original Issue Yield: 6.45%), 1/1/2025	NR		485,780
Principal Amount			Credit Rating	[1]	Value
		MUNICIPAL BONDS--continued
		Michigan--continued
$1,000,000		Grand Rapids & Kent County, MI Joint Building Authority, Revenue Bonds, 5.25%, 12/1/2011	AAA/Aaa NR		$1,113,960
1,000,000		Michigan State Hospital Finance Authority, Hospital Refunding Revenue Bonds (Series 2003A), 5.625% (Henry Ford Health System, MI), 3/1/2017	A-/A1/NR		1,076,410
		TOTAL			4,812,930
		Mississippi--1.7%
1,500,000		Lowndes County, MS Solid Waste Disposal, Refunding PCR Bonds (Series 1992B), 6.70% (Weyerhaeuser Co.), 4/1/2022	BBB/Baa2/NR		1,769,115
1,000,000		Mississippi Hospital Equipment & Facilities Authority, Refunding & Improvement Revenue Bonds, 5.75% (Southwest Mississippi Regional Medical Center)/(Original Issue Yield: 5.85%), 4/1/2023	BBB+/NR/NR		1,031,460
		TOTAL			2,800,575
		Missouri--2.3%
1,450,000		St. Louis, MO, Airport Revenue Bonds (Series A), 5.25% (MBIA Insurance Corp. INS), 7/1/2009	AAA/Aaa/AAA		1,580,007
1,060,000		St. Louis, MO, Airport Revenue Bonds (Series A), 5.25% (MBIA Insurance Corp. INS), 7/1/2010	AAA/Aaa/AAA		1,163,212
910,000		St. Louis, MO, Airport Revenue Bonds (Series A), 5.25% (MBIA Insurance Corp. INS), 7/1/2011	AAA/Aaa/AAA		1,002,638
		TOTAL			3,745,857
		Nebraska--1.0%
1,500,000		Nebraska Public Power District, Revenue Bonds (Series 2002B), 5.00% (AMBAC INS), 1/1/2009	AAA/Aaa/AAA		1,625,640
		Nevada--2.6%
2,000,000		Clark County, NV, IDRBs (Series 2003C), 5.45% TOBs (Southwest Gas Corp.), Mandatory Tender 3/1/2013, maturity 3/1/2038	BBB-/Baa2/NR		2,125,380
1,000,000		Las Vegas, NV Special Improvement District No. 607, Local Improvement Special Assessment Bonds (Series 2004), 5.50%, 6/1/2013	NR		1,033,260
1,000,000		North Las Vegas, NV Special Improvement District No. 60, Local Improvement Special Assessment Bonds (Series 2002), 6.40% (Aliante), 12/1/2022	NR		1,014,110
		TOTAL			4,172,750
Principal Amount			Credit Rating	[1]	Value
		MUNICIPAL BONDS--continued
		New Jersey--3.5%
$600,000		New Jersey EDA, Revenue Refunding Bonds (Series A), 5.75% (Winchester Gardens at Ward Homestead)/ (Original Issue Yield: 5.75%), 11/1/2024	NR/NR/BBB-		$617,190
1,000,000		New Jersey Health Care Facilities Financing Authority, Revenue Bonds, 6.00% (Pascack Valley Hospital Association)/(Original Issue Yield: 6.25%), 7/1/2013	B+/NR/BB		939,880
1,250,000		New Jersey State Transportation Corp., Certificates of Participation (Series 1999A), 5.00% (AMBAC INS), 9/15/2007	AAA/Aaa/AAA		1,334,475
1,450,000		New Jersey State, Refunding UT GO Bonds (Series 2003J), 5.00%, 7/15/2009	AA-/Aa3/AA-		1,578,238
1,000,000		Passaic Valley, NJ Sewer Authority, Sewer System Revenue Bonds, (Series F), 5.00% (FGIC INS), 12/1/2011	NR/Aaa/AAA		1,103,090
		TOTAL			5,572,873
		New Mexico--0.8%
1,300,000		Farmington, NM, Refunding Revenue Bonds (Series 2002A), 6.375% TOBs (El Paso Electric Co.), Mandatory Tender 8/1/2005, maturity 6/1/2032	BBB-/Baa3/NR		1,326,702
		New York--10.4%
395,000		Dutchess County, NY IDA, Civic Facility Revenue Bonds (Series 2004B), 7.25% (St. Francis Hospital and Health Centers), 3/1/2019	NR		395,928
2,000,000		Dutchess County, NY IDA, Revenue Bonds, 5.00% (Marist College)/(Original Issue Yield: 5.15%), 7/1/2020	NR/Baa1/NR		2,056,860
4,000,000		Metropolitan Transportation Authority, NY, Refunding Transportation Revenue Bonds (Series 2002F), 5.00% (MBIA Insurance Corp. INS), 11/15/2011	AAA/Aaa/AAA		4,411,800
500,000		New York City, NY, UT GO Bonds (Series 2001F), 5.25%, 8/1/2011	A/A2/A+		549,810
2,000,000		New York City, NY, UT GO Bonds, (Series D), 5.00% (Original Issue Yield: 5.21%), 6/1/2017	A/A2/A+		2,089,620
2,360,000		New York State Dormitory Authority, Insured Revenue Bonds (Series 2001A), 5.00% (NYSARC, Inc.)/ (FSA INS), 7/1/2010	AAA/Aaa/AAA		2,585,144
1,490,000		New York State Dormitory Authority, Revenue Bonds (Series 2003A), 5.25% (Brooklyn Law School)/ (Radian Asset Assurance INS), 7/1/2009	AA/NR/NR		1,631,595
1,595,000		New York State Urban Development Corp., Correctional & Youth Facilities Service Contract Bonds (Series 2002C), 4.00% (New York State)/(XL Capital Assurance Inc. INS), 1/1/2010	AAA/Aaa/AAA		1,657,077
1,225,000		Unadilla, NY Central School District No. 2, UT GO Bonds, 4.50% (FGIC INS), 6/15/2011	AAA/Aaa/AAA		1,308,582
		TOTAL			16,686,416
Principal Amount			Credit Rating	[1]	Value
		MUNICIPAL BONDS--continued
		North Carolina--3.6%
$1,000,000		North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds (Series D), 5.50%, 1/1/2014	BBB/Baa2/BBB+		$1,090,610
500,000		North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Refunding Bonds (Series 2004A), 5.00% (Deerfield Episcopal Retirement Community), 11/1/2023	NR/NR/A-		496,775
965,000		North Carolina Medical Care Commission, Health Care Housing Revenue Bonds (Series 2004A), 5.50% (Arc of North Carolina Projects), 10/1/2024	NR/Baa1/NR		956,875
3,000,000		North Carolina Municipal Power Agency No. 1, Electric Revenue Bonds (Series 2003A), 5.50%, 1/1/2014	BBB+/Baa1/BBB+		3,274,620
		TOTAL			5,818,880
		Ohio--3.5%
3,000,000		Ohio State Air Quality Development Authority, PCR Refunding Bonds (Series 2002A), 6.00% (Cleveland Electric Illuminating Co.), 12/1/2013	BB+/Baa3/BBB-		3,159,450
2,000,000		Ohio State, Higher Education Capital Facilities Revenue Bonds (Series II-A), 5.00%, 12/1/2008	AA/Aa2/AA		2,174,300
250,000	[2,3]	Port of Greater Cincinnati, OH Development Authority, Special Assessment Revenue Bonds, 6.30% (Cincinnati Mills), 2/15/2024	NR		252,473
		TOTAL			5,586,223
		Oregon--0.6%
1,000,000		Yamhill County, OR Hospital Authority, Revenue Bonds, 6.50% (Friendsview Retirement Community), 12/1/2018	NR		1,014,900
		Pennsylvania--10.1%
1,400,000		Allegheny County, PA HDA, Health System Revenue Bonds, (Series 2000B), 9.25% (West Penn Allegheny Health System)/(Original Issue Yield: 9.30%), 11/15/2015	B/B1/B+		1,622,586
400,000		Crawford County, PA Hospital Authority, Senior Living Facilities Revenue Bonds (Series 1999), 6.125% (Wesbury United Methodist Community Obligated Group)/(Original Issue Yield: 6.32%), 8/15/2019	NR/NR/BBB-		412,820
281,000		Crawford County, PA Hospital Authority, Senior Living Facilities Revenue Bonds, 5.90% (Wesbury United Methodist Community Obligated Group), 8/15/2009	NR/NR/BBB-		286,631
1,550,000		Cumberland County, PA Municipal Authority, Revenue Bonds (Series 2002A), 6.00% (Wesley Affiliated Services, Inc. Obligated Group), 1/1/2013	NR		1,550,759
1,500,000		Pennsylvania State Higher Education Facilities Authority, Health System Revenue Bonds (Series A), 6.25% (UPMC Health System), 1/15/2018	A+/NR/A		1,666,230
Principal Amount			Credit Rating	[1]	Value
		MUNICIPAL BONDS--continued
		Pennsylvania--continued
$3,975,000		Pennsylvania State IDA, EDRBs, 5.25% (AMBAC INS), 7/1/2011	AAA/Aaa/AAA		$4,416,702
1,385,000		Pennsylvania State Turnpike Commission, Oil Franchise Tax Revenue Bonds (Series 2003A), 5.00% (MBIA Insurance Corp. INS), 12/1/2010	AAA/Aaa/AAA		1,525,176
1,475,000		Philadelphia, PA Gas Works, Revenue Bonds (Sixteenth Series), 5.25% (FSA INS), 7/1/2008	AAA/Aaa/AAA		1,600,862
1,000,000		Philadelphia, PA Water & Wastewater System, Refunding Revenue Bonds, 5.25% (AMBAC INS), 12/15/2011	AAA/Aaa/AAA		1,116,890
1,860,000		State Public School Building Authority, PA, Revenue Bonds, 5.25% (MBIA Insurance Corp. INS), 9/1/2008	AAA/Aaa/AAA		1,972,102
		TOTAL			16,170,758
		South Carolina--0.7%
1,000,000		Georgetown County, SC Environmental Improvements, Refunding Revenue Bonds (Series 2000A), 5.95% (International Paper Co.), 3/15/2014	BBB/Baa2/NR		1,119,930
		Texas--5.1%
1,000,000		Abilene, TX HFDC, Retirement Facilities Revenue Bonds (Series 2003A), 6.50% (Sears Methodist Retirement), 11/15/2020	NR		1,019,500
1,000,000		Brazos River Authority, TX, PCR Refunding Bonds (Series 2003D), 5.40% TOBs (TXU Energy), Mandatory Tender 10/1/2014, maturity 10/1/2029	BBB/Baa2/BBB		1,054,160
1,000,000		Decatur, TX Hospital Authority, Hospital Revenue Bonds (Series 2004A), 6.50% (Wise Regional Health System), 9/1/2014	NR		1,040,360
1,500,000		Houston, TX Airport System, Subordinated Lien Revenue Bonds, 5.25% (FSA INS), 7/1/2012	AAA/Aaa/AAA		1,662,450
500,000		Houston, TX HFDC, Retirement Facilities Revenue Bonds (Series 2004A), 6.25% (Buckingham Senior Living Community), 2/15/2020	NR		500,305
1,475,000		Houston, TX Hotel Occupancy Tax, Convention & Entertainment Special Revenue Bonds (Series 2001B), 5.375% (AMBAC INS), 9/1/2013	AAA/Aaa/AAA		1,636,498
250,000		Sabine River Authority, TX, Refunding PCR Bonds (Series 2003A), 5.80% (TXU Energy), 7/1/2022	BBB/Baa2/NR		265,953
1,000,000		Tyler, TX Health Facilities Development Corp., Hospital Revenue Bonds, 5.25% (Mother Frances Hospital), 7/1/2012	NR/Baa1/BBB+		1,074,970
		TOTAL			8,254,196
Principal Amount			Credit Rating	[1]	Value
		MUNICIPAL BONDS--continued
		Virginia--1.8%
$882,000		Bell Creek CDA, VA, Special Assessment Revenue Bonds (Series 2003), 6.75%, 3/1/2022	NR		$888,200
1,000,000		Broad Street Community Development Authority, VA, Revenue Bonds, 7.10% (Original Issue Yield: 7.15%), 6/1/2016	NR		995,730
1,000,000		Peninsula Port Authority, VA, Residential Care Facility Revenue Bonds (Series 2003A), 7.375% (Virginia Baptist Homes Obligated Group)/(Original Issue Yield: 7.50%), 12/1/2023	NR		1,071,020
		TOTAL			2,954,950
		Washington--5.4%
500,000		Skagit County, WA Public Hospital District No. 1, Refunding Revenue Bonds, 6.00% (Skagit Valley Hospital), 12/1/2018	NR/Baa3/NR		517,025
1,005,000		Snohomish County, WA Public Utility District No. 001, Refunding Generation System Revenue Bonds (Series 2002B), 5.25% (FSA INS), 12/1/2012	AAA/Aaa/AAA		1,120,304
1,000,000		Spokane, WA, Refunding LT GO Bonds, 5.00% (FGIC INS), 6/1/2011	AAA/Aaa/AAA		1,096,490
1,450,000		Tobacco Settlement Authority, WA, Tobacco Settlement Asset Backed Revenue Bonds, 6.50% (Original Issue Yield: 6.65%), 6/1/2026	BBB/Baa3/NR		1,460,339
1,000,000		Washington State Public Power Supply System, Nuclear Project No, 2 Revenue Refunding Bonds (Series 1992A), 6.30% (Energy Northwest, WA)/(Original Issue Yield: 6.40%), 7/1/2012	AA-/Aaa/AA-		1,176,720
1,435,000		Yakima County, WA, LT GO Bonds (2002), 5.00% (AMBAC INS), 12/1/2010	NR/Aaa/AAA		1,574,482
1,495,000		Yakima County, WA, LT GO Bonds (2002), 5.25% (AMBAC INS), 12/1/2011	NR/Aaa/AAA		1,667,344
		TOTAL			8,612,704
Principal Amount			Credit Rating	[1]	Value
		MUNICIPAL BONDS--continued
		Wisconsin--2.4%
$200,000		Wisconsin State HEFA, Revenue Bonds (Series 2004), 5.50% (Blood Center of Southeastern Wisconsin, Inc.)/(Original Issue Yield: 5.583%), 6/1/2024	BBB+/NR/NR		$205,980
500,000		Wisconsin State HEFA, Revenue Bonds (Series 2004A), 6.125% (Southwest Health Center)/(Original Issue Yield: 6.15%), 4/1/2024	NR		489,970
2,000,000		Wisconsin State HEFA, Revenue Bonds, 5.75% (SynergyHealth, Inc.), 11/15/2015	BBB+/NR/A-		2,143,260
1,000,000		Wisconsin State HEFA, Revenue Bonds, 7.125% (Community Memorial Hospital)/(Original Issue Yield: 7.25%), 1/15/2022	NR		1,020,970
		TOTAL			3,860,180
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $156,531,899)			160,571,470
		SHORT-TERM MUNICIPALS--0.1%
		Texas--0.1%
200,000		Harris County, TX HFDC (Series 2002) Daily VRDNs (Methodist Hospital, Harris County, TX) (AT AMORTIZED COST)	A-1+/NR/NR		200,000
		TOTAL INVESTMENTS--100% (IDENTIFIED COST $156,731,899) [4]			160,771,470
		OTHER ASSETS AND LIABILITIES--NET			1,161,767
		LIQUIDATION VALUE OF AUCTION PREFERRED SHARES			(61,025,000)
		TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS			$100,908,237

At November 30, 2004, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).

1 Current credit ratings provided by Standard & Poor's, Moody's Investors Service, and Fitch Ratings, respectively, are unaudited.

2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At November 30, 2004, these securities amounted to $2,180,691 which represents 1.4% of total market value.

3 Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the Fund's Board of Trustees. At November 30, 2004, these securities amounted to $2,180,691 which represents 1.4% of total market value.

4 The cost of investments for federal tax purposes amounts to $156,731,585.

Note: The categories of investments are shown as a percentage of total market value at November 30, 2004.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
CDA	--Community Development Administration
EDA	--Economic Development Authority
EDFA	--Economic Development Financing Authority
EDRBs	--Economic Development Revenue Bonds
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GO	--General Obligation
HDA	--Hospital Development Authority
HEFA	--Health and Education Facilities Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDRBs	--Industrial Development Revenue Bonds
INS	--Insured
LT	--Limited Tax
PCR	--Pollution Control Revenue
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statements of Assets and Liabilities

November 30, 2004

	Federated Premier Municipal Income Fund	Federated Premier Intermediate Municipal Income Fund
Assets:
Investments in securities, at value	$141,970,411	$160,771,470
Cash	2,161	94,393
Income receivable	2,401,508	2,637,498
Receivable for investments sold	--	10,000
TOTAL ASSETS	144,374,080	163,513,361
Liabilities:
Net payable for swap contracts	537,446	555,176
Income distribution payable--Common Shares	511,948	451,554
Income distribution payable--Preferred Shares	10,658	18,722
Payable for daily variation margin	--	2,557
Payable for investments purchased	--	512,834
Accrued expenses	48,620	39,281
TOTAL LIABILITIES	1,108,672	1,580,124
Auction Market Preferred Shares (2,147 and 2,441 shares, respectively, authorized and issued at $25,000 per share)	$53,675,000	$61,025,000
Net Assets Applicable to Common Shares Consist of:
Paid-in capital	$86,627,147	$98,478,870
Net unrealized appreciation of investments, swap contracts and futures contracts	4,897,376	3,479,561
Accumulated net realized loss on investments, swap contracts and futures contracts	(2,519,329)	(1,650,906)
Undistributed net investment income	585,214	600,712
TOTAL NET ASSETS APPLICABLE TO COMMON SHARES	$89,590,408	$100,908,237
Common Shares Outstanding, ($0.01 par value, unlimited shares authorized):	6,112,815	6,946,981
Net asset value per share	$14.66	$14.53
Investments, at identified cost	$136,535,589	$156,731,899

See Notes which are an integral part of the Financial Statements

Statements of Operations

Year Ended November 30, 2004

	Federated Premier Municipal Income Fund	Federated Premier Intermediate Municipal Income Fund
Investment Income:
Interest	$7,830,492	$7,332,499
Expenses:
Investment adviser fee (Note 5)	783,675	892,209
Administrative personnel and services fee (Note 5)	150,000	150,000
Custodian fees	3,101	3,154
Transfer and dividend disbursing agent fees and expenses	33,624	34,511
Directors'/Trustees' fees	13,568	13,649
Auditing fees	46,976	46,976
Legal fees	5,839	6,717
Portfolio accounting fees (Note 5)	74,641	75,885
Printing and postage	20,646	20,694
Insurance premiums	7,759	14,168
Auction agent fees	6,500	6,162
Trailer commission fees (Note 2)	136,424	155,105
Miscellaneous	44,745	38,592
TOTAL EXPENSES	1,327,498	1,457,822
Waivers (Note 5):
Waiver of investment adviser fee	(284,973)	(324,440)
Waiver of administrative personnel and services fee	(146,853)	(72,683)
TOTAL WAIVERS	(431,826)	(397,123)
Net expenses	895,672	1,060,699
Net investment income	6,934,820	6,271,800
Realized and Unrealized Gain (Loss) on Investments, Swap Contracts and Futures Contracts:
Net realized loss on investments and swap contracts	(2,141,147)	(1,472,812)
Net realized loss on futures contracts	(171,328)	(120,522)
Net change in unrealized appreciation of investments	2,239,085	402,982
Net change in unrealized appreciation of future contracts	--	(4,834)
Net change in unrealized depreciation on swap contracts	475,919	161,271
Net realized and unrealized gain (loss) on investments, swap contracts and futures contracts	402,529	(1,033,915)
Income distributions declared to Preferred Shareholders	(601,562)	(693,390)
Change in net assets resulting from operations applicable to Common Shares	$6,735,787	$4,544,495

See Notes which are an integral part of the Financial Statements

Statements of Changes in Net Assets

	Federated Premier Municipal Income Fund		Federated Premier Intermediate Municipal Income Fund
	Year Ended 11/30/2004	Period Ended 11/30/2003 [1]	Year Ended 11/30/2004	Period Ended 11/30/2003 [1]
Increase (Decrease) in Net Assets
Operations:
Net investment income	$6,934,820	$5,934,037	$6,271,800	$5,355,588
Net realized loss on investments, swap contracts and futures contracts	(2,312,475)	(207,101)	(1,593,334)	(57,925)
Net change in unrealized appreciation/depreciation of investment, swap contracts and futures contracts	2,715,004	2,182,372	559,419	2,920,142
Distributions from net investment income--Preferred Shares	(601,562)	(423,704)	(693,390)	(485,588)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS APPLICABLE TO COMMON SHARES	6,735,787	7,485,604	4,544,495	7,732,217
Distributions to Common Shareholders:
Distributions from net investment income--Common Shares	(6,142,154)	(5,115,976)	(5,418,645)	(4,428,700)
Share Transactions Applicable to Common Shares:
Proceeds from sale of shares	--	86,542,052	--	98,478,870
Net asset value of shares issued to shareholders in payment of distributions declared	46,016	39,079	--	--
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	46,016	86,581,131	--	--
Change in net assets	639,649	88,950,759	(874,150)	98,478,870
Net Assets Applicable to Common Shares:
Beginning of period	88,950,759	--	101,782,387	--
End of period	$89,590,408	$88,950,759	$100,908,237	$101,782,387
Undistributed net investment income included at end of period	$585,214	$394,304	$600,713	$441,133

1 For the period from December 20, 2002 (date of initial public investment) to November 30, 2003.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

November 30, 2004

1. ORGANIZATION

Federated Premier Municipal Income Fund and Federated Premier Intermediate Municipal Income Fund (individually referred to as the "Fund", or collectively as the "Funds") are registered under the Investment Company Act of 1940, as amended (the "Act"), as diversified, closed-end management investment companies.

Prior to commencing operations on December 20, 2002, Federated Premier Municipal Income Fund had no operations other than matters relating to its organization and registration and the sale and issuance of 6,981 common shares of beneficial interest (common shares) to Federated Investment Management Company (the "Investment Adviser"). The Fund issued 5,850,000 shares of common stock in its initial public offering on December 20, 2002. These shares were issued at $15.00 per share before underwriting discount of $0.68 per share. Offering costs of $175,500 (representing $0.03 per share) were offset against proceeds of the offering and have been charged to paid-in capital. The Investment Adviser paid all offering costs (other than underwriting discount) and organizational expenses regarding the common share offering which exceed $0.03 per share of the Fund. An additional 250,000 common shares were issued on February 3, 2003 at $15.00 per share. On February 13, 2003, the Fund issued 2,147 preferred shares at $25,000 per share before underwriting discount of $0.69 per share. Offering costs of $726,739 (representing $0.12 per share) were offset against proceeds of the offering and have been charged to paid-in capital.

Prior to commencing operations on December 20, 2002, Federated Premier Intermediate Municipal Income Fund had no operations other than matters relating to its organization and registration and the sale and issuance of 6,981 common shares to the Investment Adviser. The Fund issued 6,400,000 shares of common stock in its initial public offering on December 20, 2002. These shares were issued at $15.00 per share before underwriting discount of $0.68 per share. Offering costs of $192,000 (representing $0.03 per share) were offset against proceeds of the offering and have been charged to paid-in capital. The Investment Adviser paid all offering costs (other than underwriting discount) and organizational expenses regarding the common share offering which exceeded $0.03 per share of the Fund. An additional 540,000 common shares were issued on February 3, 2003 at $15.00 per share. On February 13, 2003, the Fund issued 2,441 preferred shares at $25,000 per share before underwriting discount of $0.70 per share. Offering costs of $793,521 (representing $0.12 per share) were offset against proceeds of the offering and have been charged to paid-in capital.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Non-cash dividends included in dividend income, if any, are recorded at fair value. Distributions to common shareholders are recorded on the ex-dividend date. Distributions to preferred shareholders are recorded daily and paid weekly at a rate set through auction procedures. The dividend rate to preferred shareholders for Federated Premier Municipal Income Fund and Federated Premier Intermediate Municipal Income Fund at November 30, 2004 was 1.45% and 1.63%, respectively.

Each auction requires the participation of one or more Broker-Dealers. The auction agent, currently Deutsche Bank Trust Company Americas, will enter into agreements with one or more Broker-Dealers selected by the Fund, which provide for the participation of those Broker-Dealers in auctions for preferred shares. The auction agent will pay each Broker-Dealer after each auction, from funds provided by the Fund. The trailer commissions for Federated Premier Municipal Income Fund and Federated Premier Intermediate Municipal Income Fund for the fiscal year ended November 30, 2004 were $136,424 and $155,105, respectively.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Funds' policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code"), applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Funds will not incur any registration costs upon such resales. The Funds' restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Trustees.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at November 30, 2004, is as follows:

Federated Premier Municipal Income Fund

Security	Acquisition Date	Acquisition Cost
Capital Trust Agency, FL, Revenue Bonds (Series 2001), 10.00% (Seminole Tribe of Florida Convention and Resort Hotel Facilities), 10/1/2033	12/23/2002	$1,027,250
Capital Trust Agency, FL, Revenue Bonds (Series 2003A), 8.95% (Seminole Tribe of Florida Convention and Resort Hotel Facilities), 10/1/2033	05/09/2003	$ 400,000

Federated Premier Intermediate Municipal Income Fund

Security	Acquisition Date	Acquisition Cost
Capital Trust Agency, FL, Revenue Bonds (Series 2001), 10.00% (Seminole Tribe of Florida Convention and Resort Hotel Facilities), 10/1/2033	12/23/2002	$ 1,027,250
Capital Trust Agency, FL, Revenue Bonds (Series 2003A), 8.95% (Seminole Tribe of Florida Convention and Resort Hotel Facilities), 10/1/2033	05/09/2003	$ 600,000
Port of Greater Cincinnati, OH Development Authority, Special Assessment Revenue Bonds, 6.30% (Cincinnati Mills), 2/15/2024	02/11/2004	$ 250,000

Futures Contracts

The Funds periodically may sell bond interest rate futures contracts to manage duration and to potentially reduce transaction costs. Upon entering into bond interest rate futures contracts with brokers, the Funds are required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Funds receive from or pay to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, each Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the year ended November 30, 2004, the Funds had realized losses on futures contracts as follows:

Federated Premier Municipal Income Fund	($171,328)
Federated Premier Intermediate Municipal Income Fund	($120,522)

At November 30, 2004, Federated Premier Municipal Income Fund had no open futures contracts.

At November 30, 2004, Federated Premier Intermediate Municipal Income Fund had the following open futures contract:

Expiration Date	Contracts To Receive	Position	Unrealized Depreciation
March 2005	70 U.S. Treasury Note 10-Year Futures	Short	$(4,834)

Swap Contracts

The Funds may enter into swap contracts. A swap is an exchange of cash payments between the Fund and another party, which is based on a specific financial index. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation. When a swap contract is closed, the Fund recognizes a realized gain or loss. The swap contracts entered into by the Funds are on a forward settling basis. For the year ended November 30, 2004, the Funds had realized losses on swap contracts as follows:

Federated Premier Municipal Income Fund	$(2,151,098)
Federated Premier Intermediate Municipal Income Fund	$(1,725,902)

Risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of their contract and from unanticipated changes in the value of the financial index on which the swap agreement is based. The Funds use swaps for hedging purposes to reduce their exposure to interest rate fluctuations.

At the year ended November 30, 2004, the Funds had the following open swap contracts:

Federated Premier Municipal Income Fund
Description	Expiration	Notional Principal Amount	Swap Contract Fixed Rate	Current Market Fixed Rate	Unrealized Depreciation
BMA Swap 10 Year	01/20/2015	$10,000,000	4.053% Fixed	4.371%	$(231,324)
BMA Swap 30 Year	01/20/2035	$10,000,000	4.598% Fixed	3.729%	(306,122)
TOTAL					$(537,446)

Federated Premier Intermediate Municipal Income Fund
Description	Expiration	Notional Principal Amount	Swap Contract Fixed Rate	Current Market Fixed Rate	Unrealized Depreciation
BMA Swap 10 Year	01/20/2015	$24,000,000	4.053% Fixed	3.729%	$(555,176)

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. COMMON SHARES

The following table summarizes share activity:

Federated Premier Municipal Income Fund	Year Ended 11/30/2004	Period Ended 11/30/2003 [1]
Shares issued	--	6,106,981
Shares issued to shareholders in payment of distributions declared	3,144	2,690
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	3,144	6,109,671

Federated Premier Intermediate Municipal Income Fund	Year Ended 11/30/2004	Period Ended 11/30/2003 [1]
Shares issued	--	6,946,981
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	--	6,946,981

1 Reflects operations for the period from December 20, 2002 (date of initial public investment) to November 30, 2003.

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for discount accretion/premium amortization on debt securities.

For the year ended November 30, 2004, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
	Undistributed Net Investment Income	Accumulated Net Realized Loss
Federated Premier Municipal Income Fund	$(194)	$194
Federated Premier Intermediate Municipal Income Fund	$(186)	$186

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statements of Changes in Net Assets for the year ended November 30, 2004 and the period ended, November 30, 2003, was as follows:

	2004 Tax Exempt Income	2003 Tax Exempt Income
Federated Premier Municipal Income Fund	$6,743,716	$5,539,680
Federated Premier Intermediate Municipal Income Fund	$6,112,035	$4,914,288

As of November 30, 2004, the components of distributable earnings on a tax basis were as follows:

	Undistributed Tax Exempt Income	Net Unrealized Appreciation	Capital Loss Carryforward
Federated Premier Municipal Income Fund	$1,107,821	$4,897,621	$2,519,574
Federated Premier Intermediate Municipal Income Fund	$1,070,988	$3,484,708	$1,656,055

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for discount accretion/premium amortization on debt securities.

At November 30, 2004, the following amounts apply for federal income tax purposes:

	Cost of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation	[1]
Federated Premier Municipal Income Fund	$136,535,345	$5,626,496	$(191,430)	$5,435,066
Federated Premier Intermediate Municipal Income Fund	$156,731,585	$4,108,516	$ (68,631)	$4,039,885

1 Excluding any unrealized depreciation resulting from Swap contracts.

At November 30, 2004, Federated Premier Municipal Income Fund and Federated Premier Intermediate Municipal Income Fund had capital loss carryforwards of $2,519,574 and $1,656,055, respectively, which will reduce the Funds' taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

Capital Loss Carryforward to Expire in:	2011	2012	Total Capital Loss Carryforward
Fund:
Federated Premier Municipal Income Fund	$207,100	$2,312,474	$2,519,574
Federated Premier Intermediate Municipal Income Fund	$ 57,890	$1,598,165	$1,656,055

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Each Fund has entered into an Investment Management Agreement (the "Agreement") with Federated Investment Management Company (the "Adviser") to serve as investment manager to the Fund. Pursuant to the Agreement, each Fund pays the Adviser an annual management fee, payable daily, at the annual rate of 0.55% of the Fund's managed assets.

In order to reduce fund expenses, the Adviser has contractually agreed to waive a portion of its investment adviser fee at the annual rate of 0.20% of the average daily value of each Fund's managed assets, inclusive of any assets attributable to any preferred shares that may be issued, from the commencement of operations through December 31, 2007, and at a declining rate thereafter through December 31, 2010.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides each Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

Prior to January 1, 2004, Federated Services Company (FServ) maintained the Funds' accounting records for which it received a fee. The fee was based on the level of each Funds' average daily net assets for the period, plus out-of-pocket expenses. The fee paid by each Fund to FServ during the reporting period was as follows, after voluntary waiver, if applicable:

Federated Premier Municipal Income Fund	$5,943
Federated Premier Intermediate Municipal Income Fund	$4,882

Organizational Expenses

Each Fund paid its organizational and offering expenses of up to $0.03 per common share. The Adviser paid organizational expenses and offering costs of each Fund that exceeded $0.03 per Common Share.

Interfund Transactions

During the year ended November 30, 2004, the Funds engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and /or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and were as follows:

	Purchases	Sales
Federated Premier Municipal Income Fund	$ 8,700,000	$10,749,185
Federated Premier Intermediate Municipal Income Fund	$12,550,000	$14,500,915

General

Certain of the Officers and Trustees of the Funds are Officers and Directors or Trustees of the above companies.

6. PREFERRED SHARES

On February 13, 2003, Federated Premier Municipal Income Fund and Federated Premier Intermediate Municipal Income Fund offered and currently have outstanding 2,147 and 2,441 Auction Market Preferred Shares (AMPS), respectively. The AMPS are redeemable at the option of the Funds at the redemption price of $25,000 per share plus an amount equal to accumulated, but unpaid dividends thereon through the redemption date.

Whenever AMPS are outstanding, common shareholders will not be entitled to receive any distributions from the Funds unless all accrued dividends on preferred shares have been paid, the Funds satisfy the 200% asset coverage requirement, and certain other requirements imposed by any nationally recognized statistical ratings organizations (NRSROs) rating the preferred shares have been met. Should these requirements not be met, or should dividends accrued on the AMPS not be paid, the Funds may be restricted in their ability to declare dividends to common shareholders or may be required to redeem certain of the AMPS. At November 30, 2004, there were no such restrictions on the Funds.

7. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the year ended November 30, 2004, were as follows:

	Purchases	Sales
Federated Premier Municipal Income Fund	$17,173,287	$19,033,493
Federated Premier Intermediate Municipal Income Fund	$17,898,880	$17,750,024

8. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

9. SUBSEQUENT DIVIDEND DECLARATIONS--COMMON SHARES

On December 13, 2004, the Funds declared common share dividend distributions from their respective tax-exempt net investment income which were paid on January 3, 2005, to shareholders of record on December 23, 2004, as follows:

	Federated Premier Municipal Income Fund	Federated Premier Intermediate Municipal Income Fund
Dividend per share	$0.08375	$0.06500

10. FEDERAL TAX INFORMATION (UNAUDITED)

At November 30, 2004, 100% of the distributions from net investment income for each Fund are exempt from federal income tax, other than the federal AMT.

Last Meeting of Shareholders

FEDERATED PREMIER MUNICIPAL INCOME FUND

An Annual Meeting of Fund shareholders (Common Shares and Preferred Shares) was held on September 24, 2004. On July 14, 2004, the record date for shareholders voting at the meeting, there were 6,114,021 total outstanding shares. The following item was considered by shareholders and the results of their voting are listed below. Unless otherwise noted, each matter was approved.

ELECTION OF THREE CLASS I TRUSTEES - COMMON SHARES AND PREFERRED SHARES:

1. John F. Donahue

For	Withheld Authority to Vote
6,004,795	77,912

2. Thomas G. Bigley

For	Withheld Authority to Vote
6,008,795	73,912

3. John T. Conroy, Jr.

For	Withheld Authority to Vote
6,008,945	73,762

An Annual Meeting of Fund shareholders (Preferred Shares) was held on September 24, 2004. On July 14, 2004, the record date for shareholders voting at the meeting, there were 2,147 total outstanding shares. The following item was considered by shareholders and the results of their voting are listed below. Unless otherwise noted, each matter was approved.

ELECTION OF TWO TRUSTEES - PREFERRED SHARES ONLY:

1. Peter E. Madden

For	Withheld Authority to Vote
1,995	0

2. John S. Walsh

For	Withheld Authority to Vote
1,995	0

The following Trustees of the Fund continued their terms as Trustees of the Fund: Nicholas P. Constantakis, John F. Cunningham, J. Christopher Donahue, Lawrence D. Ellis, M.D., Charles F. Mansfield, Jr., John E. Murray, Jr., J.D., and Marjorie P. Smuts.

FEDERATED PREMIER INTERMEDIATE MUNICIPAL INCOME FUND

An Annual Meeting of Fund shareholders (Common Shares and Preferred Shares) was held on September 24, 2004. On July 14, 2004, the record date for shareholders voting at the meeting, there were 6,949,421 total outstanding shares. The following item was considered by shareholders and the results of their voting are listed below. Unless otherwise noted, each matter was approved.

ELECTION OF THREE CLASS I TRUSTEES - COMMON SHARES AND PREFERRED SHARES:

1. John F. Donahue

For	Withheld Authority to Vote
6,799,358	91,713

2. Thomas G. Bigley

For	Withheld Authority to Vote
6,792,839	98,232

3. John T. Conroy, Jr.

For	Withheld Authority to Vote
6,796,224	94,847

An Annual Meeting of Fund shareholders (Preferred Shares) was held on September 24, 2004. On July 14, 2004, the record date for shareholders voting at the meeting, there were 2,441 total outstanding shares. The following item was considered by shareholders and the results of their voting are listed below. Unless otherwise noted, each matter was approved.

ELECTION OF TWO TRUSTEES - PREFERRED SHARES ONLY:

1. Peter E. Madden

For	Withheld Authority to Vote
2,074	0

2. John S. Walsh

For	Withheld Authority to Vote
2,074	0

The following Trustees of the Fund continued their terms as Trustees of the Fund: Nicholas P. Constantakis, John F. Cunningham, J. Christopher Donahue, Lawrence D. Ellis, M.D., Charles F. Mansfield, Jr., John E. Murray, Jr., J.D., and Marjorie P. Smuts.

Report of Ernst & Young LLP, Independent Registered Public Accounting Firm

TO SHAREHOLDERS AND BOARD OF TRUSTEES OF FEDERATED PREMIER MUNICIPAL INCOME FUND AND FEDERATED PREMIER INTERMEDIATE MUNICIPAL INCOME FUND:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Federated Premier Municipal Income Fund and Federated Premier Intermediate Municipal Income Fund (the "Funds"), as of November 30, 2004, and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in financial statements. Our procedures included confirmation of securities owned as of November 30, 2004, by correspondence with the custodian and brokers, or other appropriate auditing procedures where replies from the brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Premier Municipal Income Fund and Federated Premier Intermediate Municipal Income Fund at November 30, 2004, the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
January 12, 2005

Board of Trustees and Fund Officers

The Board is responsible for managing the Funds' business affairs and for exercising all the Funds' powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Funds. Where required, the tables separately list Board members who are "interested persons" of the Fund ( i.e. , "Interested" Board members) and those who are not ( i.e. , "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2004, the Federated Fund Complex consisted of 44 investment companies (comprising 133 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Funds' Statements of Additional Information include additional information about the Funds' Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Funds Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: December 2002	Principal Occupations : Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: December 2002	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp., and Passport Research, Ltd.

Name Birth Date Address Positions Held with Funds Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: December 2002	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Funds Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: December 2002	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: December 2002	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Funds Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: December 2002	Principal Occupations : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: December 2002	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: December 2002	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: December 2002	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

Name Birth Date Address Positions Held with Funds Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: December 2002	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: December 2002	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: December 2002	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Funds Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: December 2002	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: December 2002	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE CHAIRMAN Began serving: December 2002	Principal Occupations : Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; and Director and Chief Executive Officer, Federated Securities Corp.

Mary Jo Ochson, CFA Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER AND VICE PRESIDENT Began serving: December 2002	Principal Occupations: Mary Jo Ochson has been the Funds' Portfolio Manager since December 2002. Ms. Ochson was named Chief Investment Officer of tax-exempt, fixed-income products in 2004 and is a Vice President of the Funds. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

DIVIDEND REINVESTMENT PLAN

The following description of each Fund's Dividend Reinvestment Plan (the "Plan") is furnished to you annually as required by federal securities laws.

Unless the registered owner of a Fund's common shares elects to receive cash by contacting EquiServe Trust Co., N.A. (the "Plan Administrator"), all dividends declared on common shares of the Fund will be automatically reinvested by the Plan Administrator, as agent for shareholders in the Plan, in additional common shares of the Fund. Common shareholders who elect not to participate in the Plan will receive all dividends and other distributions in cash. You may elect not to participate in the Plan and to receive all dividends in cash by contacting the Plan Administrator at the address set forth below if your Shares are registered in your name, or by contacting your bank, broker, or other nominee if your Shares are held in street or other nominee name. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by written notice to the Plan Administrator. Such notice will be effective for a dividend if received and processed by the Plan Administrator prior to the dividend record date; otherwise the notice will be effective with respect to any subsequently declared dividend or other distribution. Some brokers may automatically elect to receive cash on your behalf and may reinvest that cash in additional common shares of the Fund for you. If you wish for all dividends declared on your common shares to be automatically reinvested pursuant to the Plan, please contact your broker.

The Plan Administrator will open an account for each common shareholder under the Plan in the same name in which the shareholder's common shares are registered. Whenever the Fund declares a dividend or other distribution payable in cash (together, a "dividend"), non-participants in the Plan will receive cash, and participants in the Plan will receive the equivalent in common shares. The common shares will be acquired by the Plan Administrator for the participants' accounts, depending upon the circumstances described below, either: (1) through receipt form the Fund of additional authorized but unissued common shares ("newly issued common shares"); or (2) by purchase of outstanding common shares on the open market ("open-market purchases") on the New York Stock Exchange or elsewhere. If, on the payment date for a dividend, the closing market price plus estimated brokerage commissions per common share is equal to or greater than the net asset value (NAV) per common share, the Plan Administrator will invest the dividend amount on behalf of the participants in newly issued common shares. The number of newly issued common shares to be credited to each participant's account will be determined by dividing the dollar amount of the dividend by the NAV per common share on the payment date; provided that, if the NAV is less than or equal to 95% of the closing market value on the payment date, the dollar amount of the dividend will be divided by 95% of the closing market price per common share on the payment date. If, on the payment date for any dividend, the NAV per common share is greater than the closing market value plus estimated brokerage commissions, the Plan Administrator will invest the dividend amount in common shares acquired on behalf of the participants in open-market purchases.

In the event of a market discount on the payment date for any dividend, the Plan Administrator will have until the last business day before the next date on which the common shares trade on an "ex-dividend" basis or 30 days after the payment date for such dividend, whichever is sooner (the "last purchase date"), to invest the dividend amount in common shares acquired in open-market purchases. It is contemplated that the Funds will pay monthly income dividends. Therefore, the period during which open-market purchases can be made will exist only from the payment date of each dividend through the day before the next "ex-dividend" date, which will be approximately ten days. If, before the Plan Administrator has completed its open-market purchases, the market price per common share exceeds the NAV per common share, the average per share purchase price paid by the Plan Administrator may exceed the NAV of the common shares, resulting in the acquisition of fewer common shares than if the dividend had been paid in newly issued common shares on the dividend payment date. Because of the foregoing difficulty with respect to open-market purchases, the Plan provides that if the Plan Administrator is unable to invest the full dividend amount in open-market purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Administrator may cease making open-market purchases and may invest the uninvested portion of the dividend amount in newly issued common shares at the NAV per common share at the close of business on the last purchase date; provided that, if the NAV is less than or equal to 95% of the then current market price per common share, the dollar amount of the dividend will be divided by 95% of the market price on the payment date.

The Plan Administrator maintains all shareholders' accounts in the Plan and furnishes written confirmation of all transactions in the accounts, including information needed by shareholders for tax records. Common shares in the account of each Plan participant will be held by the Plan Administrator on behalf of the Plan participant, and each shareholder proxy will include those shares purchased or received pursuant to the Plan. The Plan Administrator will forward all proxy solicitation materials to participants and vote proxies for shares held under the Plan in accordance with the instructions of the participants.

In the case of record shareholders such as banks, brokers, or nominees which hold common shares for others who are the beneficial owners, the Plan Administrator will administer the Plan on the basis of the number of common shares certified from time to time by the record holder as held for the account of beneficial owners who participate in the Plan.

There will be no brokerage charges with respect to common shares issued directly by the Fund. However, each participant will pay a pro rata share of brokerage commissions incurred in connection with open-market purchases. The automatic reinvestment of dividends will not relieve participants of any federal, state, or local income tax that may be payable (or required to be withheld) on such dividends. Participants that request a sale of shares through the Plan Administrator are subject to a $15.00 sales fee and a $0.12 per share sold brokerage commission.

Each Fund reserves the right to amend or terminate its Plan. There is no direct service charge to participants with regard to purchases in the Plan; however, each Fund reserves the right to amend its Plan to include a service charge payable by the participants.

All correspondence or questions concerning the Plan should be directed to the Plan Administrator, EquiServe Trust Company, N.A., P.O. Box 43011, Providence, RI 02940-3011 or by telephone at (800) 730-6001.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Overview and Report is for shareholder information. This is not a Prospectus intended for use in the sale of Fund Shares. Statements and other information contained in this Overview and Report are as dated and subject to change.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to http://www.federatedinvestors.com, select "Products," select "Closed-End Funds," select the name of the Fund, then select "sec.gov" opposite "SEC filings" to access the link to Form N-PX. This information is also available directly from the EDGAR database on the SEC's website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at www.federatedinvestors.com by clicking on "Closed-End Funds," selecting the name of the Fund, and then selecting "sec.gov" opposite "SEC filings" to access the link to Form N-Q.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Federated Investors' Closed-End Municipal Funds
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 31423P108
Cusip 31423P207
Cusip 31423M105
Cusip 31423M204

29861 (1/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Item 2.     Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for
Principal Executive and Financial Officers") that applies to the registrant's Principal
Executive Officer and Principal Financial Officer; the registrant's Principal Financial
Officer also serves as the Principal Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics.  To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for
Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3.     Audit Committee Financial Expert

The registrant's Board has determined that each member of the Board's Audit Committee is an
"audit committee financial expert," and that each such member is "independent," for purposes of this Item.  The Audit Committee consists of the following Board members:
Thomas G. Bigley, John T. Conroy, Jr., Nicholas P. Constantakis and Charles F. Mansfield,
Jr.

Item 4.     Principal Accountant Fees and Services

            (a)   Audit Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2004 - $13,484

                  Fiscal year ended 2003 - $13,000

(b)         Audit-Related Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2004 - $0

                  Fiscal year ended 2003 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph
      (c)(7)(ii) of Rule 2-01 of Regulation S-X, $16,500 and $0 respectively.  Fiscal year ended 2004 - Sarbanes Oxley sec. 302 procedures.

(c)          Tax Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2004 - $0

                  Fiscal year ended 2003 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph
      (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)         All Other Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2004 - $20,000

                  Fiscal year ended 2003 - $15,000

            Preparation of fund rating information.

      Amount requiring approval of the registrant's audit committee pursuant to paragraph
      (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1)      Audit Committee Policies regarding Pre-approval of Services.

            The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor's independence.  Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee.  Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

            Certain services have the general pre-approval of the Audit Committee.  The term of the general pre-approval is 12 months from the date of pre-approval, unless the
Audit Committee specifically provides for a different period.  The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services.  The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations.  The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

            The Audit Committee has delegated pre-approval authority to its Chairman.  The
Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting.  The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

      The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee.  The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

      In addition to the annual Audit services engagement specifically approved by the
Audit Committee, the Audit Committee may grant general pre-approval for other Audit
Services, which are those services that only the independent auditor reasonably can provide.  The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

      Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company's financial statements or that are traditionally performed by the independent auditor.  The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

      The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor's independence.  However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations.  The Audit
Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

      With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)   The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;
(2)   Such services were not recognized by the registrant, the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant  at the time of the engagement to be non-audit services; and
(3)   Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit
                  Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

      The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

      The SEC's rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

      Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee.  Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

      Requests or applications to provide services that require specific approval by the
Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the
SEC's rules on auditor independence.

(e)(2)      Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of
Regulation S-X:

                  4(b)

                  Fiscal year ended 2004 - 0%

                  Fiscal year ended 2003 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

            4(c)

            Fiscal year ended 2004 - 0%

                  Fiscal year ended 2003 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

            4(d)

            Fiscal year ended 2004 - 0%

                  Fiscal year ended 2003 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)   NA

(g)   Non-Audit Fees billed to the registrant, the registrant's investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:
            Fiscal year ended 2004 - $265,875

                  Fiscal year ended 2003 - $212,212

(h)         The registrant's Audit Committee has considered that the provision of non-audit services that were rendered to the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5.     Audit Committee of Listed Registrants

            The registrant has established an Audit Committee of the Board as described in
Section 3(a)(58)(A) of the Securities Exchange Act of 1934.  The Audit Committee consists of the following Board members:  Thomas G. Bigley, John T. Conroy, Jr., Nicholas P.
Constantakis and Charles F. Mansfield, Jr.

Item 6.     Schedule of Investments

            Not Applicable

Item 7.     Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
            Investment Companies

Voting Proxies on Registrant Portfolio Securities
The registrant's Board of Trustees has delegated to the registrant's Adviser authority to vote proxies on the securities held in the registrant's portfolio.  The Board has also approved the Adviser's policies and procedures for voting the proxies, which are described below.

Proxy Voting Policies
The Adviser's general policy is to cast proxy votes in favor of proposals that the Adviser anticipates will enhance the long-term value of the securities being voted. Generally, this will mean voting for proposals that the Adviser believes will: improve the management of a company; increase the rights or preferences of the voted securities; and/or increase the chance that a premium offer would be made for the company or for the voted securities.
The following examples illustrate how these general policies may apply to proposals submitted by a company's board of directors. However, whether the Adviser supports or opposes a proposal will always depend on the specific circumstances described in the proxy statement and other available information.
On matters of corporate governance, generally the Adviser will vote for proposals to:
require independent tabulation of proxies and/or confidential voting by shareholders;
reorganize in another jurisdiction (unless it would reduce the rights or preferences of the securities being voted); and repeal a shareholder rights plan (also known as a "poison pill"). The Adviser will generally vote against the adoption of such a plan (unless the plan is designed to facilitate, rather than prevent, unsolicited offers for the company).
On matters of capital structure, generally the Adviser will vote: against proposals to authorize or issue shares that are senior in priority or voting rights to the securities being voted; for proposals to grant preemptive rights to the securities being voted; and
against proposals to eliminate such preemptive rights.
On matters relating to management compensation, generally the Adviser will vote: for stock incentive plans that align the recipients' interests with the interests of shareholders without creating undue dilution; and against proposals that would permit the amendment or replacement of outstanding stock incentives with new stock incentives having more favorable terms.

On matters relating to corporate transactions, the Adviser will vote proxies relating to proposed mergers, capital reorganizations, and similar transactions in accordance with the general policy, based upon its analysis of the proposed transaction. The Adviser will vote proxies in contested elections of directors in accordance with the general policy, based upon its analysis of the opposing slates and their respective proposed business strategies.
Some transactions may also involve proposed changes to the company's corporate governance, capital structure or management compensation. The Adviser will vote on such changes based on its evaluation of the proposed transaction or contested election. In these circumstances, the Adviser may vote in a manner contrary to the general practice for similar proposals made outside the context of such a proposed transaction or change in the board. For example, if the Adviser decides to vote against a proposed transaction, it may vote for anti-takeover measures reasonably designed to prevent the transaction, even though the Adviser typically votes against such measures in other contexts.
The Adviser generally votes against proposals submitted by shareholders without the favorable recommendation of a company's board. The Adviser believes that a company's board should manage its business and policies, and that shareholders who seek specific changes should strive to convince the board of their merits or seek direct representation on the board.
In addition, the Adviser will not vote if it determines that the consequences or costs outweigh the potential benefit of voting. For example, if a foreign market requires shareholders casting proxies to retain the voted shares until the meeting date (thereby rendering the shares "illiquid" for some period of time), the Adviser will not vote proxies for such shares.

Proxy Voting Procedures
The Adviser has established a Proxy Voting Committee (Proxy Committee), to exercise all voting discretion granted to the Adviser by the Board in accordance with the proxy voting policies. The Adviser has hired Investor Responsibility Research Center (IRRC) to obtain, vote, and record proxies in accordance with the Proxy Committee's directions. The Proxy
Committee directs IRRC by means of Proxy Voting Guidelines, and IRRC may vote any proxy as directed in the Proxy Voting Guidelines without further direction from the Proxy Committee
(and may make any determinations required to implement the Proxy Voting Guidelines).
However, if the Proxy Voting Guidelines require case-by-case direction for a proposal, IRRC will provide the Proxy Committee with all information that it has obtained regarding the proposal and the Proxy Committee will provide specific direction to IRRC. The Adviser's proxy voting procedures generally permit the Proxy Committee to amend the Proxy Voting
Guidelines, or override the directions provided in such Guidelines, whenever necessary to comply with the proxy voting policies.

Conflicts of Interest
The Adviser has adopted procedures to address situations where a matter on which a proxy is sought may present a potential conflict between the interests of the Fund (and its shareholders) and those of the Adviser or Distributor. This may occur where a significant business relationship exists between the Adviser (or its affiliates) and a company involved with a proxy vote. A company that is a proponent, opponent, or the subject of a proxy vote, and which to the knowledge of the Proxy Committee has this type of significant business relationship, is referred to as an "Interested Company."
The Adviser has implemented the following procedures in order to avoid concerns that the conflicting interests of the Adviser have influenced proxy votes. Any employee of the
Adviser who is contacted by an Interested Company regarding proxies to be voted by the
Adviser must refer the Interested Company to a member of the Proxy Committee, and must inform the Interested Company that the Proxy Committee has exclusive authority to determine how the Adviser will vote. Any Proxy Committee member contacted by an Interested Company must report it to the full Proxy Committee and provide a written summary of the communication. Under no circumstances will the Proxy Committee or any member of the Proxy
Committee make a commitment to an Interested Company regarding the voting of proxies or disclose to an Interested Company how the Proxy Committee has directed such proxies to be voted. If the Proxy Voting Guidelines already provide specific direction on the proposal in question, the Proxy Committee shall not alter or amend such directions. If the Proxy Voting
Guidelines require the Proxy Committee to provide further direction, the Proxy Committee shall do so in accordance with the proxy voting policies, without regard for the interests of the Adviser with respect to the Interested Company. If the Proxy Committee provides any direction as to the voting of proxies relating to a proposal affecting an Interested
Company, it must disclose to the Fund's Board information regarding: the significant business relationship; any material communication with the Interested Company; the matter(s) voted on; and how, and why, the Adviser voted as it did.
If the Fund holds shares of another investment company for which the Adviser (or an affiliate) acts as an investment adviser, the Proxy Committee will vote the Fund's proxies in the same proportion as the votes cast by shareholders who are not clients of the Adviser at any shareholders' meeting called by such investment company, unless otherwise directed by the Board.
Proxy Voting Report
A report on "Form N-PX" of how the Fund voted any proxies during the most recent 12-month period ended June 30 is available through Federated's website.  Go to
www.federatedinvestors.com; select "Products;" select the Fund; then use the link to
"Prospectuses and Regulatory Reports" to access the link to Form N-PX.

Item 8.     Portfolio Managers of Closed-End Management Investment Companies

            Not Applicable

Item 9.     Purchases of Equity Securities by Closed-End Management Investment Company and
            Affiliated Purchasers

------------------------------------------------------------------------------------------
                           (a)          (b)            (c)                  (d)
        Period            Total       Average    Total number of    Maximum number (or
                        number of    price paid   common shares     approximate dollar
                          common     per common     (or units)       value) of common
                        shares (or   share (or     purchased as   shares (or units) that
                          units)       unit)         part of       may yet be purchased
                        purchased                    publicly       under the plans or
                                                 announced plans         programs
                                                   or programs
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Month #1                   -0-           NA            -0-                 None
(June 1, 2004 -
June 30, 2004)
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Month #2                   -0-           NA            -0-                 None
(July 1, 2004-
July 31, 2004)
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Month #3                   -0-           NA            -0-                 None
(August 1,
2004-August 31, 2004)
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Month #4                   -0-           NA            -0-                 None
(September 1, 2004-
September 30, 2004)
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Month #5                   -0-           NA            -0-                 None
(October 1, 2004-
October 31, 2004)
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Month #6                   -0-           NA            -0-                 None
(November 1, 2004-
November 30, 2004
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
TOTAL                      -0-           NA            -0-                  NA

------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
                           (a)          (b)            (c)                  (d)
        Period            Total       Average    Total number of    Maximum number (or
                        number of    price paid     preferred       approximate dollar
                        preferred       per         shares (or      value) of preferred
                        shares (or   preferred        units)      shares (or units) that
                          units)     share (or     purchased as    may yet be purchased
                        purchased      unit)         part of        under the plans or
                                                     publicly            programs
                                                 announced plans
                                                   or programs
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Month #1                   -0-           NA            -0-                 None
(June 1, 2004 -
June 30, 2004)
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Month #2                   -0-           NA            -0-                 None
(July 1, 2004-
July 31, 2004)
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Month #3                   -0-           NA            -0-                 None
(August 1,
2004-August 31, 2004)
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Month #4                   -0-           NA            -0-                 None
(September 1, 2004-
September 30, 2004)
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Month #5                   -0-           NA            -0-                 None
(October 1, 2004-
October 31, 2004)
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Month #6                   -0-           NA            -0-                 None
(November 1, 2004-
November 30, 2004)
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
TOTAL                      -0-           NA            -0-                  NA
------------------------------------------------------------------------------------------

Item 10.    Submission of Matters to a Vote of Security Holders

            There  are  no  material   changes  to  report  since  the  filing  of  the
registrant's  definitive  proxy  statement  on  July 20, 2004 in which the registrant described its procedures by which shareholders may recommend nominees to the Board of
Trustees.

Item 11.    Controls and Procedures

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act)
are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form
N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.    Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Premier Municipal Income Fund

By          /S/ Richard J. Thomas, Principal Financial Officer
                            (insert name and title)

Date        January 24, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue, Principal Executive Officer
Date        January 24, 2005

By          /S/ Richard J. Thomas, Principal Financial Officer
Date        January 24, 2005